UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-09121

                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  January 1, 2006 - March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


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JNL Variable Fund LLC (Unaudited)
Schedule of Investments (in thousands)
March 31, 2006

JNL/Mellon Capital Management 25 Fund
Common Stocks - 99.6%
Auto Parts & Equipment - 4.7%
  Autoliv Inc.                                                                            505         $28,550


Beverages - 3.8%
  Anheuser-Busch Cos. Inc.                                                                532          22,732


Building Materials - 4.1%
  Masco Corp.                                                                             759          24,660


Commercial Services - 3.8%
  Cendant Corp.                                                                         1,324          22,968


Distribution & Wholesale - 3.8%
  Genuine Parts Co.                                                                       520          22,792


Electrical Components & Equipment - 4.3%
  Hubbell Inc. - Class B                                                                  508          26,045


Entertainment - 4.2%
  Warner Music Group Corp.                                                              1,182          25,644


Environmental Control - 4.4%
  Waste Management Inc.                                                                   755          26,652


Food - 11.2%
  General Mills Inc. (c)                                                                  463          23,462
  JM Smucker Co.                                                                          521          20,676
  Kellogg Co.                                                                             530          23,337
                                                                                                       67,475
Forest Products & Paper - 8.0%
  International Paper Co. (c)                                                             682          23,567
  Weyerhaeuser Co.                                                                        345          24,990
                                                                                                       48,557
Hand & Machine Tools - 3.8%
  Snap-On Inc.                                                                            608          23,173


Household Products - 3.7%
  Kimberly-Clark Corp.                                                                    383          22,143

Manufacturing - 4.0%
  Leggett & Platt Inc.                                                                    998          24,319


Media - 7.8%
  Dow Jones & Co. Inc. (c)                                                                646          25,372
  New York Times Co. - Class A (c)                                                        866          21,926
                                                                                                       47,298
Office & Business Equipment - 3.9%
  Pitney Bowes Inc.                                                                       543          23,293


Office Furnishings - 4.0%
  Avery Dennison Corp. (c)                                                                415          24,256


Packaging & Containers - 4.3%
  Bemis Co.                                                                               822          25,959


Pharmaceuticals - 7.8%
  Abbott Laboratories                                                                     581          24,671
  Eli Lilly & Co.                                                                         405          22,398
                                                                                                       47,069
Retail - 4.1%
  Limited Brands                                                                        1,025          25,081


Telecommunications - 3.9%
  Alltel Corp.                                                                            362          23,435

  Total Common Stocks (cost $589,181)                                                                 602,101

Short Term Investments - 4.5%
Money Market Funds - 0.4%
  JNL Money Market Fund, 4.62% (a) (d)                                                  2,351           2,351


Securities Lending Collateral - 4.1%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                               24,748          24,748

  Total Short Term Investments (cost $27,099)                                                          27,099

Total Investments - 104.1% (cost $616,280)                                                            629,200

Other Assets and Liabilities, Net -  (4.1%)                                                          (24,812)

Total Net Assets - 100%                                                                              $604,388

JNL/Mellon Capital Management Communications Sector Fund
Common Stocks - 99.6%
Holding Companies - Diversified - 4.5%
  Leucadia National Corp. (c)                                                              34          $2,057


Telecommunications - 84.3%
  Alltel Corp.                                                                             35           2,260
  AT&T Inc.                                                                               336           9,098
  BellSouth Corp.                                                                          65           2,257
  CenturyTel Inc.                                                                          51           2,000
  Cincinnati Bell Inc. (b)                                                                105             475
  Citizens Communications Co. (c)                                                         142           1,878
  IDT Corp. (b)                                                                            16             179
  IDT Corp. - Class B (b)                                                                  34             371
  Level 3 Communications Inc. (b) (c)                                                     290           1,504
  NTL Inc. (b)                                                                             78           2,273
  Qwest Communications International Inc. (b)                                             313           2,131
  Sprint Nextel Corp.                                                                     160           4,123
  Telephone & Data Systems Inc.                                                            44           1,676
  Verizon Communications Inc.                                                             245           8,332
                                                                                                       38,557
Wireless Telecommunications - 10.8%
  Leap Wireless International Inc. (b)                                                     18             790
  Nextel Partners Inc. (b)                                                                 63           1,798
  NII Holdings Inc. - Class B (b)                                                          40           2,333
                                                                                                        4,921

  Total Common Stocks (cost $42,701)                                                                   45,535

Short Term Investments - 12.9%
Money Market Funds - 2.1%
  JNL Money Market Fund, 4.62% (a) (d)                                                    968             968


Securities Lending Collateral - 10.8%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                4,913           4,913

  Total Short Term Investments (cost $5,881)                                                            5,881

Total Investments - 112.5% (cost $48,582)                                                              51,416

Other Assets and Liabilities, Net -  (12.5%)                                                          (5,712)

Total Net Assets - 100%                                                                               $45,704

JNL/Mellon Capital Management Consumer Brands Sector Fund
Common Stocks - 100.0%
Advertising - 1.9%
  Advo Inc.                                                                                 -             $10
  Catalina Marketing Corp.                                                                  -              11
  Getty Images Inc. (b)                                                                     1              39
  Harte-Hanks Inc.                                                                          1              16
  Interpublic Group of Cos. Inc. (b) (c)                                                    4              42
  Lamar Advertising Co. (b) (c)                                                             1              46
  Omnicom Group Inc.                                                                        2             159
  RH Donnelley Corp. (b)                                                                    1              31
  Valuevision Media Inc. (b)                                                                -               3
                                                                                                          357
Airlines - 1.6%
  AirTran Holdings Inc. (b) (c)                                                             1              16
  Alaska Air Group Inc. (b)                                                                 -              12
  AMR Corp. (b)                                                                             2              50
  Continental Airlines Inc. - Class B (b)                                                   1              24
  Jetblue Airways Corp. (b) (c)                                                             2              18
  SkyWest Inc.                                                                              1              17
  Southwest Airlines Co.                                                                    8             137
  US Airways Group Inc. (b)                                                                 -              20
                                                                                                          294
Commercial Services - 4.7%
  Adesa Inc.                                                                                1              26
  Apollo Group Inc. - Class A (b)                                                           2              79
  Aramark Corp.                                                                             1              36
  Arbitron Inc.                                                                             -              11
  Career Education Corp. (b)                                                                1              39
  Cendant Corp.                                                                            11             188
  Chemed Corp.                                                                              -              15
  Corinthian Colleges Inc. (b) (c)                                                          1              13
  DeVry Inc. (b)                                                                            1              14
  Education Management Corp. (b)                                                            1              29
  H&R Block Inc.                                                                            3              67
  ITT Educational Services Inc. (b)                                                         -              30
  Laureate Education Inc. (b)                                                               -              25
  Live Nation Inc. (b)                                                                      1              13
  McKesson Corp.                                                                            3             154
  Pre-Paid Legal Services Inc. (c)                                                          -               6
  Rent-A-Center Inc. (b)                                                                    1              20
  Service Corp. International                                                               3              25
  ServiceMaster Co.                                                                         3              40
  Sotheby's Holdings - Class A (b)                                                          1              16
  Stewart Enterprises Inc. - Class A                                                        1               6
  Strayer Education Inc.                                                                    -              16
  Valassis Communications Inc. (b)                                                          1              17
                                                                                                          885
Computers - 0.1%
  Factset Research Systems Inc.                                                             -              17


Data Processing - 0.6%
  Dun & Bradstreet Corp. (b)                                                                1              57
  NAVTEQ Corp. (b)                                                                          1              47
                                                                                                          104
Distribution & Wholesale - 0.6%
  CDW Corp.                                                                                 1              38
  Fastenal Co.                                                                              1              69
                                                                                                          107
E - Commerce - 3.7%
  Amazon.Com Inc. (b) (c)                                                                   3             116
  eBay Inc. (b)                                                                            11             431
  Expedia Inc. (b) (c)                                                                      3              58
  InterActiveCorp (b) (c)                                                                   3              77
  Priceline.com Inc. (b)                                                                    -               6
                                                                                                          688
Entertainment - 1.7%
  Bally Technologies Inc. (b)                                                               1               8
  DreamWorks Animation SKG Inc. (b)                                                         -              12
  GTECH Holdings Corp.                                                                      1              44
  International Game Technology                                                             4             125
  International Speedway Corp. - Class A                                                    -              15
  Penn National Gaming Inc. (b)                                                             1              28
  Pinnacle Entertainment Inc. (b)                                                           -              13
  Pixar (b)                                                                                 1              38
  Scientific Games Corp. - Class A (b)                                                      1              25
  Six Flags Inc. (b)                                                                        1               8
                                                                                                          316
Food - 4.0%
  Albertson's Inc.                                                                          4              93
  Kroger Co. (b)                                                                            8             157
  Performance Food Group Co. (b)                                                            -              12
  Safeway Inc.                                                                              5             119
  Supervalu Inc.                                                                            1              43
  Sysco Corp.                                                                               7             209
  United Natural Foods Inc. (b)                                                             -              14
  Whole Foods Market Inc.                                                                   1              97
  Wild Oats Markets Inc. (b)                                                                -               5
                                                                                                          749
Household Products - 0.1%
  American Greetings Corp.                                                                  1              14


Internet - 0.5%
  aQuantive Inc. (b)                                                                        1              17
  CNET Networks Inc. (b)                                                                    1              20
  Digitas Inc. (b)                                                                          1              14
  NetFlix Inc. (b) (c)                                                                      1              16
  Valueclick Inc. (b)                                                                       1              18
                                                                                                           85
Leisure Time - 1.7%
  Carnival Corp.                                                                            4             213
  Multimedia Games Inc. (b)                                                                 -               4
  Royal Caribbean Cruises Ltd.                                                              1              58
  Sabre Holdings Corp.                                                                      1              32
  WMS Industries Inc. (b) (c)                                                               -               8
                                                                                                          315
Lodging - 4.4%
  Aztar Corp. (b)                                                                           -              15
  Boyd Gaming Corp.                                                                         -              24
  Gaylord Entertainment Co. (b)                                                             -              20
  Harrah's Entertainment Inc.                                                               2             152
  Hilton Hotels Corp.                                                                       4              98
  Las Vegas Sands Corp. (b)                                                                 1              74
  Marriott International Inc. - Class A                                                     2             137
  MGM Mirage (b)                                                                            1              55
  Starwood Hotels & Resorts Worldwide Inc. (b)                                              2             156
  Station Casinos Inc.                                                                      1              43
  Wynn Resorts Ltd. (b) (c)                                                                 1              55
                                                                                                          829
Manufacturing - 0.1%
  Matthews International Corp. - Class A                                                    -              13


Media - 24.6%
  Belo Corp.                                                                                1              21
  Cablevision Systems Corp. - Class A (b)                                                   2              59
  CBS Corp.                                                                                 7             172
  Charter Communications Inc. - Class A (b) (c)                                             4               5
  Clear Channel Communications Inc.                                                         5             152
  Comcast Corp. - Class A (b) (c)                                                          21             568
  Cox Radio Inc. - Class A (b)                                                              -               6
  Cumulus Media Inc. - Class A (b)                                                          1               6
  DirecTv Group Inc. (b)                                                                   10             159
  Discovery Holding Co. (b)                                                                 3              42
  Dow Jones & Co. Inc.                                                                      -              19
  EchoStar Communications Corp. (b)                                                         2              68
  Emmis Communications Corp. - Class A (b)                                                  -               5
  Entercom Communications Corp.                                                             -              12
  EW Scripps Co.                                                                            1              38
  Gannett Co. Inc.                                                                          3             158
  Gemstar-TV Guide International Inc. (b)                                                   3               8
  Hearst-Argyle Television Inc.                                                             -               7
  Hollinger International Inc.                                                              -               4
  John Wiley & Sons Inc.                                                                    -              16
  Knight Ridder Inc.                                                                        1              44
  Lee Enterprises Inc.                                                                      -              13
  Liberty Global Inc. (b)                                                                   2              48
  Liberty Global Inc. - Class A (b)                                                         2              50
  Liberty Media Corp. - Class A (b)                                                        28             233
  McClatchy Co. - Class A (c)                                                               -              10
  McGraw-Hill Cos. Inc.                                                                     4             227
  Media General Inc.                                                                        -               9
  Meredith Corp.                                                                            -              24
  New York Times Co. - Class A (c)                                                          2              39
  News Corp. Inc.                                                                          20             330
  News Corp. Inc. (c)                                                                       6              99
  Radio One Inc. (b)                                                                        1               5
  Reader's Digest Association Inc. - Class A                                                1              16
  Scholastic Corp. (b)                                                                      -               8
  Sinclair Broadcast Group Inc. - Class A                                                   1               4
  Sirius Satellite Radio Inc. (b) (c)                                                      13              65
  Time Warner Inc.                                                                         48             811
  Tribune Co.                                                                               2              60
  Univision Communications Inc. - Class A (b) (c)                                           3              87
  Viacom Inc. (b)                                                                           7             272
  Viacom Inc. (b)                                                                           -               8
  Walt Disney Co.                                                                          20             567
  Washington Post Co.                                                                       -              51
  Westwood One Inc.                                                                         1               9
  XM Satellite Radio Holdings Inc. - Class A (b)                                            2              51
                                                                                                        4,665
Pharmaceuticals - 2.9%
  AmerisourceBergen Corp.                                                                   2             105
  Andrx Corp. (b)                                                                           1              18
  Cardinal Health Inc.                                                                      4             333
  Omnicare Inc.                                                                             1              69
  VCA Antech Inc. (b)                                                                       1              24
                                                                                                          549
Retail - 46.7%
  99 Cents Only Stores (b) (c)                                                              -               7
  Abercrombie & Fitch Co. - Class A                                                         1              53
  Advance Auto Parts                                                                        1              47
  Aeropostale Inc. (b)                                                                      1              17
  American Eagle Outfitters Inc.                                                            1              41
  AnnTaylor Stores Corp. (b)                                                                1              28
  Applebee's International Inc.                                                             1              21
  Autonation Inc. (b)                                                                       2              44
  Autozone Inc. (b)                                                                         1              59
  Barnes & Noble Inc.                                                                       1              27
  Bed Bath & Beyond Inc. (b)                                                                3             119
  Best Buy Co. Inc.                                                                         4             234
  Big Lots Inc. (b)                                                                         1              17
  BJ's Wholesale Club Inc. (b)                                                              1              23
  Blockbuster Inc. - Class A                                                                1               4
  Bob Evans Farms Inc.                                                                      -              11
  Borders Group Inc.                                                                        1              20
  Brinker International Inc.                                                                1              39
  Carmax Inc. (b)                                                                           1              37
  Casey's General Stores Inc.                                                               1              13
  Cato Corp. - Class A                                                                      -               8
  CBRL Group Inc.                                                                           -              21
  CEC Entertainment Inc. (b)                                                                -              13
  Charming Shoppes Inc. (b)                                                                 1              18
  Cheesecake Factory Inc. (b)                                                               1              31
  Chico's FAS Inc. (b)                                                                      2              76
  Childrens Place Retail Stores Inc. (b)                                                    -              11
  Christopher & Banks Corp.                                                                 -               9
  Circuit City Stores Inc.                                                                  2              47
  Claire's Stores Inc.                                                                      1              33
  Copart Inc. (b)                                                                           1              19
  Cost Plus Inc. (b)                                                                        -               4
  Costco Wholesale Corp.                                                                    5             269
  CVS Corp.                                                                                 9             255
  Darden Restaurants Inc.                                                                   1              59
  Dick's Sporting Goods Inc. (b) (c)                                                        -              13
  Dillard's Inc. - Class A                                                                  1              19
  Dollar General Corp.                                                                      3              55
  Dollar Tree Stores Inc. (b)                                                               1              31
  Dress Barn Inc. (b)                                                                       -              12
  Family Dollar Stores Inc. (c)                                                             2              40
  Federated Department Stores Inc.                                                          3             202
  Foot Locker Inc.                                                                          2              39
  Fred's Inc.                                                                               -               6
  GameStop Corp. (b)                                                                        -              17
  GameStop Corp. (b)                                                                        -              13
  Gap Inc.                                                                                  7             125
  Genesco Inc. (b)                                                                          -               9
  Guitar Center Inc. (b)                                                                    -              14
  Home Depot Inc.                                                                          22             948
  HOT Topic Inc. (b)                                                                        -               7
  IHOP Corp.                                                                                -               9
  Jack in the Box Inc. (b)                                                                  -              15
  JC Penney Co. Inc.                                                                        2             130
  Kohl's Corp. (b)                                                                          3             173
  Krispy Kreme Doughnuts Inc. (b) (c)                                                       1               5
  Lone Star Steakhouse & Saloon Inc.                                                        -               6
  Longs Drug Stores Corp.                                                                   -              14
  Lowe's Cos. Inc.                                                                          7             478
  Limited Brands                                                                            4              87
  McDonald's Corp.                                                                         13             460
  Men's Wearhouse Inc.                                                                      1              18
  Michaels Stores Inc.                                                                      1              53
  Nordstrom Inc.                                                                            2              97
  Office Depot Inc. (b)                                                                     3             120
  OfficeMax Inc.                                                                            1              20
  O'Reilly Automotive Inc. (b)                                                              1              42
  Outback Steakhouse Inc. (c)                                                               1              32
  Pacific Sunwear of California (b)                                                         1              18
  Panera Bread Co. - Class A (b)                                                            -              23
  Papa John's International Inc. (b)                                                        -               9
  Payless Shoesource Inc. (b)                                                               1              16
  PEP Boys-Manny Moe & Jack                                                                 1               8
  Petco Animal Supplies Inc. (b)                                                            -              10
  Petsmart Inc.                                                                             1              42
  PF Chang's China Bistro Inc. (b) (c)                                                      -              13
  Pier 1 Imports Inc. (c)                                                                   1              10
  RadioShack Corp. (c)                                                                      1              28
  Regis Corp.                                                                               -              17
  Rite Aid Corp. (b) (c)                                                                    6              22
  Ross Stores Inc.                                                                          2              45
  Ruby Tuesday Inc.                                                                         1              21
  Ryan's Restaurant Group Inc. (b)                                                          -               6
  Saks Inc. (b)                                                                             1              26
  Sears Holdings Corp. (b) (c)                                                              1             138
  Sonic Corp. (b)                                                                           1              22
  Sports Authority Inc. (b)                                                                 -              11
  Staples Inc.                                                                              8             198
  Starbucks Corp. (b)                                                                       8             304
  Stein Mart Inc.                                                                           -               5
  Talbots Inc.                                                                              -               6
  Target Corp.                                                                              8             441
  Tiffany & Co.                                                                             1              56
  TJX Cos. Inc.                                                                             5             126
  Tractor Supply Co. (b)                                                                    -              23
  Triarc Cos. Inc. - Class B                                                                -               5
  Tuesday Morning Corp.                                                                     -               7
  Urban Outfitters Inc. (b)                                                                 1              30
  Walgreen Co.                                                                             11             461
  Wal-Mart Stores Inc.                                                                     27           1,287
  Wendy's International Inc.                                                                1              75
  Williams-Sonoma Inc. (b)                                                                  1              41
  Yum! Brands Inc.                                                                          3             146
  Zale Corp. (b)                                                                            1              16
                                                                                                        8,755
Software - 0.1%
  Avid Technology Inc. (b)                                                                  -              18

  Total Common Stocks (cost $17,649)                                                                   18,760

Short Term Investments - 6.6%
Money Market Funds - 0.1%
  JNL Money Market Fund, 4.62% (a) (d)                                                     12              12


Securities Lending Collateral - 6.5%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                1,217           1,217

  Total Short Term Investments (cost $1,229)                                                            1,229

Total Investments - 106.6% (cost $18,878)                                                              19,989

Other Assets and Liabilities, Net -  (6.6%)                                                           (1,246)

Total Net Assets - 100%                                                                               $18,743

JNL/Mellon Capital Management Dow 10 Fund
Common Stocks - 99.5%
Auto Manufacturers - 10.4%
  General Motors Corp. (c)                                                              3,002         $63,852


Chemicals - 9.5%
  EI Du Pont de Nemours & Co. (c)                                                       1,372          57,910


Diversified Financial Services - 19.2%
  Citigroup Inc.                                                                        1,198          56,584
  JPMorgan Chase & Co.                                                                  1,469          61,182
                                                                                                      117,766
Manufacturing - 9.4%
  General Electric Corp.                                                                1,656          57,592


Pharmaceuticals - 20.7%
  Merck & Co. Inc.                                                                      1,833          64,580
  Pfizer Inc.                                                                           2,500          62,303
                                                                                                      126,883
Telecommunications - 21.3%
  AT&T Inc.                                                                             2,381          64,370
  Verizon Communications Inc.                                                           1,936          65,928
                                                                                                      130,298
Tobacco - 9.0%
  Altria Group Inc.                                                                       780          55,284

  Total Common Stocks (cost $620,828)                                                                 609,585

Short Term Investments - 20.0%
Money Market Funds - 0.7%
  JNL Money Market Fund, 4.62% (a) (d)                                                  4,133           4,133


Securities Lending Collateral - 19.3%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              118,268         118,268

  Total Short Term Investments (cost $122,401)                                                        122,401

Total Investments - 119.5% (cost $743,229)                                                            731,986

Other Assets and Liabilities, Net -  (19.5%)                                                        (119,551)

Total Net Assets - 100%                                                                              $612,435

JNL/Mellon Capital Management Dow Dividend Fund
Common Stocks - 96.4%
Auto Manufacturers - 5.1%
  General Motors Corp.                                                                     83          $1,762


Banks - 33.8%
  BB&T Corp.                                                                               38           1,506
  Colonial BancGroup Inc.                                                                  68           1,689
  Comerica Inc.                                                                            28           1,644
  KeyCorp                                                                                  49           1,797
  National City Corp.                                                                      48           1,672
  Regions Financial Corp.                                                                  47           1,657
  SunTrust Banks Inc.                                                                      22           1,609
                                                                                                       11,574
Electric - 23.5%
  Energy East Corp.                                                                        71           1,715
  Entergy Corp.                                                                            23           1,615
  FirstEnergy Corp.                                                                        33           1,607
  Northeast Utilities                                                                      82           1,596
  Pinnacle West Capital Corp.                                                              39           1,522
                                                                                                        8,055
Forest Products & Paper - 4.6%
  MeadWestvaco Corp.                                                                       57           1,568


Gas - 4.6%
  NiSource Inc.                                                                            77           1,561


Insurance - 4.3%
  Jefferson-Pilot Corp. (e)                                                                25           1,477


Oil & Gas - 10.7%
  Chevron Corp.                                                                            28           1,644
  Marathon Oil Corp.                                                                       26           2,008
                                                                                                        3,652
Pharmaceuticals - 5.0%
  Pfizer Inc.                                                                              69           1,719


Telecommunications - 4.8%
  Alltel Corp.                                                                             25           1,650

  Total Common Stocks (cost $33,087)                                                                   33,018

Short Term Investments - 8.9%
Money Market Funds - 8.9%
  JNL Money Market Fund, 4.62% (a) (d)                                                  3,061           3,061

  Total Short Term Investments (cost $3,061)                                                            3,061

Total Investments - 105.3% (cost $36,148)                                                              36,079

Other Assets and Liabilities, Net -  (5.3%)                                                           (1,826)

Total Net Assets - 100%                                                                               $34,253

JNL/Mellon Capital Management Financial Sector Fund
Common Stocks - 99.4%
Banks - 28.0%
  Amcore Financial Inc.                                                                     -             $14
  AmSouth Bancorp.                                                                          6             161
  Associated Bancorp.                                                                       2              73
  BancorpSouth Inc.                                                                         1              32
  Bank of America Corp.                                                                    51           2,301
  Bank of Hawaii Corp.                                                                      1              50
  Bank of New York Co. Inc.                                                                13             476
  BB&T Corp. (c)                                                                            9             356
  Cathay General Bancorp.                                                                   1              27
  Chittenden Corp.                                                                          1              26
  Citizens Banking Corp.                                                                    1              18
  City National Corp.                                                                       1              60
  Colonial BancGroup Inc.                                                                   3              65
  Comerica Inc.                                                                             3             164
  Commerce Bancorp. Inc. (c)                                                                3             106
  Commerce Bancshares Inc.                                                                  1              60
  Compass Bancshares Inc.                                                                   2             102
  Cullen/Frost Bankers Inc.                                                                 1              49
  East West Bancorp Inc.                                                                    1              38
  Fifth Third Bancorp. (c)                                                                  8             321
  First Bancorp.                                                                            1              17
  First Horizon National Corp. (c)                                                          2              90
  First Midwest Bancorp Inc.                                                                1              29
  FirstMerit Corp.                                                                          1              35
  FNB Corp. (c)                                                                             1              15
  Fremont General Corp.                                                                     1              26
  Fulton Financial Corp. (c)                                                                3              48
  Greater Bay Bancorp.                                                                      1              25
  Huntington Bancshares Inc.                                                                4              91
  Investors Financial Services Corp.                                                        1              55
  KeyCorp                                                                                   7             249
  M&T Bank Corp.                                                                            1             158
  Marshall & Ilsley Corp.                                                                   3             144
  Mellon Financial Corp. (c)                                                                7             254
  Mercantile Bankshares Corp.                                                               2              81
  National City Corp.                                                                       9             328
  North Fork Bancorp. Inc. (c)                                                              8             218
  Northern Trust Corp.                                                                      3             175
  Old National Bancorp. (c)                                                                 1              27
  Pacific Capital Bancorp.                                                                  1              26
  Park National Corp. (c)                                                                   -              20
  PNC Financial Services Group Inc.                                                         5             327
  Popular Inc.                                                                              4              85
  Provident Bankshares Corp.                                                                1              22
  Regions Financial Corp.                                                                   8             283
  Republic Bancorp Inc.                                                                     1              16
  Sky Financial Group Inc.                                                                  2              51
  South Financial Group Inc.                                                                1              35
  State Street Corp.                                                                        6             332
  Sterling Bancshares Inc.                                                                  1              15
  SunTrust Banks Inc.                                                                       6             441
  Susquehanna Bancshares Inc.                                                               1              21
  SVB Financial Group (b)                                                                   1              32
  Synovus Financial Corp.                                                                   4             122
  TCF Financial Corp.                                                                       2              56
  TD Banknorth Inc. (c)                                                                     2              57
  Texas Regional Bancshares Inc. - Class A                                                  1              26
  Trustco Bank Corp.                                                                        1              17
  Trustmark Corp.                                                                           1              26
  UCBH Holdings Inc.                                                                        1              28
  UnionBanCal Corp.                                                                         1              67
  United Bankshares Inc.                                                                    1              27
  US Bancorp                                                                               31             939
  Valley National Bancorp. (c)                                                              2              51
  W Holding Co. Inc.                                                                        2              19
  Wachovia Corp.                                                                           28           1,547
  Webster Financial Corp.                                                                   1              45
  Wells Fargo & Co.                                                                        28           1,808
  Westamerica Bancorp.                                                                      1              30
  Whitney Holding Corp.                                                                     1              36
  Wilmington Trust Corp.                                                                    1              50
  Wintrust Financial Corp.                                                                  -              22
  Zions Bancorp.                                                                            2             149
                                                                                                       13,392
Commercial Services - 0.8%
  Equifax Inc.                                                                              2              85
  Moody's Corp.                                                                             4             305
                                                                                                          390
Data Processing - 0.1%
  MoneyGram International Inc.                                                              2              47


Diversified Financial Services - 32.5%
  Affiliated Managers Group Inc. (b) (c)                                                    1              65
  AG Edwards Inc.                                                                           1              68
  American Express Co.                                                                     19             984
  AmeriCredit Corp. (b) (c)                                                                 2              70
  Ameriprise Financial Inc.                                                                 4             171
  Bear Stearns Cos. Inc.                                                                    2             255
  BlackRock Inc.                                                                            -              36
  Capital One Financial Corp.                                                               5             410
  CapitalSource Inc.                                                                        2              58
  Charles Schwab Corp.                                                                     18             303
  Chicago Mercantile Exchange Holdings Inc.                                                 -             219
  CIT Group Inc.                                                                            3             176
  Citigroup Inc.                                                                           49           2,324
  CompuCredit Corp. (b)                                                                     1              33
  Countrywide Financial Corp.                                                              10             366
  Doral Financial Corp.                                                                     2              19
  E*Trade Financial Corp. (b)                                                               7             192
  Eaton Vance Corp.                                                                         2              62
  Fannie Mae                                                                               16             844
  Federated Investors Inc. - Class B                                                        2              63
  First Marblehead Corp. (c)                                                                1              26
  Franklin Resources Inc.                                                                   3             274
  Freddie Mac                                                                              12             714
  Friedman Billings Ramsey Group Inc. - Class A (c)                                         3              26
  Goldman Sachs Group Inc.                                                                  6             994
  IndyMac Bancorp. Inc.                                                                     1              45
  Investment Technology Group Inc. (b)                                                      1              34
  Janus Capital Group Inc.                                                                  4              92
  Jefferies Group Inc.                                                                      1              48
  JPMorgan Chase & Co.                                                                     56           2,331
  Knight Capital Group Inc. (b)                                                             2              27
  LaBranche & Co. Inc. (b) (c)                                                              1              16
  Lazard Ltd. - Class A                                                                     1              31
  Legg Mason Inc.                                                                           2             264
  Lehman Brothers Holdings Inc.                                                             5             655
  Merrill Lynch & Co. Inc.                                                                 16           1,222
  Morgan Stanley                                                                           16           1,035
  Nasdaq Stock Market Inc. (b)                                                              1              52
  National Financial Partners Corp.                                                         1              34
  Nuveen Investments Inc. - Class A                                                         1              65
  Piper Jaffray Cos. (b)                                                                    -              21
  Raymond James Financial Inc.                                                              2              48
  SEI Investments Co.                                                                       1              47
  SLM Corp.                                                                                 7             364
  SWS Group Inc.                                                                            -               8
  TD Ameritrade Holding Corp. (b)                                                           5             114
  TRowe Price Group Inc.                                                                    2             173
  Waddell & Reed Financial Inc. - Class A                                                   1              34
                                                                                                       15,512
Forest Products & Paper - 0.4%
  Plum Creek Timber Co. Inc.                                                                3             112
  Potlatch Corp.                                                                            1              25
  Rayonier Inc. (c)                                                                         1              62
                                                                                                          199
Insurance - 22.4%
  ACE Ltd.                                                                                  5             281
  Aflac Inc.                                                                                8             381
  Allstate Corp.                                                                           11             574
  AMBAC Financial Group Inc.                                                                2             144
  American Financial Group Inc.                                                             1              28
  American International Group Inc.                                                        35           2,329
  American National Insurance Co.                                                           -              31
  AmerUs Group Co.                                                                          1              42
  AON Corp.                                                                                 5             188
  Arch Capital Group Ltd. (b)                                                               1              33
  Arthur J Gallagher & Co.                                                                  2              45
  Assurant Inc.                                                                             2              97
  Axis Capital Holdings Ltd.                                                                2              62
  Brown & Brown Inc. (c)                                                                    2              63
  Chubb Corp.                                                                               3             325
  Cincinnati Financial Corp.                                                                3             113
  Commerce Group Inc.                                                                       1              30
  Conseco Inc. (b)                                                                          3              64
  Delphi Financial Group                                                                    1              26
  Endurance Specialty Holdings Ltd.                                                         1              34
  Erie Indemnity Co. - Class A                                                              -              25
  Everest Re Group Ltd.                                                                     1              97
  Fidelity National Financial Inc.                                                          3             100
  First American Corp.                                                                      1              55
  Genworth Financial Inc. - Class A                                                         8             257
  Hanover Insurance Group Inc.                                                              1              50
  Hartford Financial Services Group Inc.                                                    5             406
  HCC Insurance Holdings Inc.                                                               2              66
  Hilb Rogal & Hobbs Co.                                                                    1              24
  Horace Mann Educators Corp.                                                               1              15
  IPC Holdings Ltd.                                                                         1              24
  Jefferson-Pilot Corp. (e)                                                                 2             130
  Lincoln National Corp.                                                                    3             162
  Loews Corp.                                                                               2             217
  Markel Corp. (b)                                                                          -              52
  Marsh & McLennan Cos. Inc.                                                                9             262
  MBIA Inc.                                                                                 2             140
  Mercury General Corp.                                                                     -              23
  MetLife Inc.                                                                              7             348
  MGIC Investment Corp.                                                                     2             104
  Montpelier Re Holdings Ltd. (c)                                                           1              23
  Nationwide Financial Services                                                             1              44
  Ohio Casualty Corp.                                                                       1              34
  Old Republic International Corp.                                                          4              82
  PartnerRe Ltd.                                                                            1              59
  Philadelphia Consolidated Holding Co. (b)                                                 1              33
  Phoenix Cos. Inc.                                                                         2              25
  Platinum Underwriters Holdings Ltd.                                                       1              24
  PMI Group Inc.                                                                            2              73
  Principal Financial Group                                                                 5             227
  ProAssurance Corp. (b)                                                                    -              24
  Progressive Corp.                                                                         3             302
  Protective Life Corp.                                                                     1              56
  Prudential Financial Inc.                                                                 8             642
  Radian Group Inc.                                                                         2              91
  Reinsurance Group of America Inc.                                                         1              25
  RenaissanceRe Holdings Ltd.                                                               1              53
  Safeco Corp.                                                                              2             102
  Selective Insurance Group                                                                 1              27
  St Paul Travelers Cos. Inc.                                                              12             492
  Stancorp Financial Group Inc.                                                             1              49
  Torchmark Corp.                                                                           2             104
  Transatlantic Holdings Inc.                                                               -              25
  UICI                                                                                      1              20
  Unitrin Inc.                                                                              1              38
  UnumProvident Corp. (c)                                                                   5             100
  White Mountains Insurance Group Ltd.                                                      -              81
  Willis Group Holdings Ltd.                                                                2              71
  WR Berkley Corp.                                                                          2             111
  XL Capital Ltd. - Class A                                                                 3             191
                                                                                                       10,675
Internet - 0.0%
  Netbank Inc.                                                                              1               6


Investment Companies - 0.1%
  KKR Financial Corp.                                                                       1              33


Real Estate - 0.7%
  Brookfield Properties Co.                                                                 2              69
  CB Richard Ellis Group Inc. - Class A (b)                                                 1              83
  Forest City Enterprises Inc. - Class A                                                    1              45
  Jones Lang LaSalle Inc.                                                                   1              50
  St Joe Co. (c)                                                                            1              76
                                                                                                          323
Real Estate Investment Trusts - 10.6%
  Alexandria Real Estate Equites Inc.                                                       -              36
  AMB Property Corp.                                                                        1              80
  American Financial Realty Trust                                                           2              25
  American Home Mortgage Investment Corp.                                                   1              23
  Annaly Mortgage Management Inc.                                                           2              24
  Apartment Investment & Management Co.                                                     2              75
  Archstone-Smith Trust                                                                     4             177
  Arden Realty Inc.                                                                         1              53
  AvalonBay Communities Inc.                                                                1             138
  Boston Properties Inc.                                                                    2             180
  Brandywine Realty Trust                                                                   2              48
  BRE Properties Inc. - Class A                                                             1              51
  Camden Property Trust                                                                     1              63
  Carramerica Realty Corp.                                                                  1              46
  CBL & Associates Properties Inc.                                                          1              42
  Colonial Properties Trust                                                                 1              40
  Corporate Office Properties Trust SBI MD                                                  1              29
  Cousins Properties Inc.                                                                   1              25
  Crescent Real Estate Equities Co.                                                         2              37
  Developers Diversified Realty Corp.                                                       2             100
  Duke Realty Corp.                                                                         2              91
  Equity Inns Inc.                                                                          1              17
  Equity Lifestyle Properties Inc.                                                          -              19
  Equity Office Properties Trust                                                            7             234
  Equity Residential                                                                        5             229
  Essex Property Trust Inc.                                                                 -              41
  Federal Realty Investors Trust                                                            1              71
  FelCor Lodging Trust Inc.                                                                 1              18
  First Industrial Realty Trust Inc. (c)                                                    1              30
  General Growth Properties Inc.                                                            4             186
  Glenborough Realty Trust Inc.                                                             1              15
  Health Care Property Investors Inc.                                                       2              66
  Health Care REIT Inc.                                                                     1              37
  Healthcare Realty Trust Inc.                                                              1              30
  Highwoods Properties Inc.                                                                 1              34
  Home Properties Inc. (c)                                                                  1              28
  Hospitality Properties Trust                                                              1              51
  Host Marriott Corp.                                                                       5             115
  HRPT Properties Trust                                                                     3              40
  IMPAC Mortgage Holdings Inc. (c)                                                          1              14
  iStar Financial Inc.                                                                      2              74
  Kilroy Realty Corp.                                                                       -              38
  Kimco Realty Corp.                                                                        4             151
  LaSalle Hotel Properties                                                                  1              34
  Lexington Corporate Properties Trust                                                      1              18
  Liberty Property Trust (c)                                                                2              72
  Macerich Co.                                                                              1              87
  Mack-Cali Realty Corp.                                                                    1              51
  Maguire Properties Inc.                                                                   1              28
  MeriStar Hospitality Corp. (b)                                                            2              18
  Mills Corp.                                                                               1              27
  Nationwide Health Properties Inc. (c)                                                     1              25
  New Century Financial Corp. (c)                                                           1              46
  New Plan Excel Realty Trust                                                               2              47
  Novastar Financial Inc. (c)                                                               1              19
  Pan Pacific Retail Properties Inc.                                                        1              46
  Penn Real Estate Investment Trust                                                         1              25
  Post Properties Inc.                                                                      1              34
  Prologis                                                                                  4             222
  Public Storage Inc.                                                                       2             125
  Realty Income Corp.                                                                       1              35
  Reckson Associate Realty Corp.                                                            1              63
  Redwood Trust Inc. (c)                                                                    -              18
  Regency Centers Corp.                                                                     1              72
  Saxon Capital Inc.                                                                        1              11
  Shurgard Storage Centers Inc. - Class A                                                   1              54
  Simon Property Group Inc.                                                                 4             316
  SL Green Realty Corp. (c)                                                                 1              71
  Taubman Centers Inc.                                                                      1              38
  Thornburg Mortgage Inc. (c)                                                               2              48
  Trizec Properties Inc. (c)                                                                2              39
  United Dominion Realty Trust Inc.                                                         2              67
  Ventas Inc.                                                                               2              61
  Vornado Realty Trust                                                                      2             216
  Washington Real Estate Investment Trust                                                   1              25
  Weingarten Realty Investors                                                               1              58
                                                                                                        5,037
Savings & Loans - 3.8%
  Anchor Bancorp. Inc.                                                                      -              13
  Astoria Financial Corp.                                                                   2              55
  Commercial Capital Bancorp. Inc.                                                          1              13
  Dime Community Bancshares                                                                 1              10
  Downey Financial Corp.                                                                    -              23
  First Niagara Financial Group Inc.                                                        2              28
  FirstFed Financial Corp. (b) (c)                                                          -              19
  Golden West Financial Corp.                                                               5             349
  Harbor Florida Bancshares Inc.                                                            -              15
  Hudson City Bancorp. Inc.                                                                10             131
  Independence Community Bancorp.                                                           1              54
  MAF Bancorp Inc.                                                                          1              25
  New York Community Bancorp. Inc. (c)                                                      4              71
  NewAlliance Bancshares Inc.                                                               2              31
  People's Bank                                                                             1              32
  PFF Bancorp Inc.                                                                          -              16
  Provident Financial Services Inc.                                                         1              22
  Sovereign Bancorp Inc.                                                                    6             142
  Washington Federal Inc.                                                                   2              39
  Washington Mutual Inc.                                                                   17             709
                                                                                                        1,797
Software - 0.0%
  Safeguard Scientifics Inc. (b)                                                            3               8

  Total Common Stocks (cost $42,393)                                                                   47,411

Short Term Investments - 5.2%
Money Market Funds - 0.7%
  JNL Money Market Fund, 4.62% (a) (d)                                                    326             326


Securities Lending Collateral - 4.5%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                2,137           2,137

  Total Short Term Investments (cost $2,463)                                                            2,463

Total Investments - 104.6% (cost $44,856)                                                              49,874

Other Assets and Liabilities, Net -  (4.6%)                                                           (2,180)

Total Net Assets - 100%                                                                               $47,694

JNL/Mellon Capital Management Global 15 Fund
Common Stocks - 99.6%
Airlines - 6.2%
  Cathay Pacific Airways Ltd. (c)                                                      25,743         $45,122


Auto Manufacturers - 6.7%
  General Motors Corp. (c)                                                              2,304          49,010


Auto Parts & Equipment - 7.2%
  GKN Plc                                                                               9,108          52,614


Banks - 6.4%
  BOC Hong Kong Holdings Ltd.                                                          23,366          46,979


Food - 6.4%
  Compass Group Plc                                                                    11,821          46,877


Holding Companies - Diversified - 6.7%
  Citic Pacific Ltd.                                                                   16,230          48,737


Insurance - 6.8%
  Royal & Sun Alliance Insurance Group                                                 20,849          49,897


Pharmaceuticals - 13.3%
  Merck & Co. Inc.                                                                      1,403          49,418
  Pfizer Inc.                                                                           1,919          47,811
                                                                                                       97,229
Real Estate - 7.5%
  Hang Lung Properties Ltd.                                                            28,761          54,674


Storage/Warehousing - 6.7%
  COSCO Pacific Ltd.                                                                   24,518          48,978


Telecommunications - 19.8%
  AT&T Inc.                                                                             1,822          49,258
  BT Group Plc                                                                         11,702          45,137
  Verizon Communications Inc.                                                           1,495          50,916
                                                                                                      145,311
Wireless Telecommunications - 5.9%
  Vodafone Group Plc                                                                   20,771          43,484

  Total Common Stocks (cost $670,259)                                                                 728,912

Short Term Investments - 12.9%
Money Market Funds - 0.5%
  JNL Money Market Fund, 4.62% (a) (d)                                                  3,444           3,444


Securities Lending Collateral - 12.4%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                               91,322          91,322

  Total Short Term Investments (cost $94,766)                                                          94,766

Total Investments - 112.5% (cost $765,025)                                                            823,678

Other Assets and Liabilities, Net -  (12.5%)                                                         (91,638)

Total Net Assets - 100%                                                                              $732,040

JNL/Mellon Capital Management Healthcare Sector Fund
Common Stocks - 99.9%
Agriculture - 0.1%
  Delta & Pine Land Co.                                                                     2             $49


Biotechnology - 13.3%
  Affymetrix Inc. (b) (c)                                                                   3              97
  Alexion Pharmaceuticals Inc. (b)                                                          1              48
  Amgen Inc. (b)                                                                           56           4,049
  Applera Corp. - Celera Genomics Group (b)                                                 3              38
  Biogen Idec Inc. (b)                                                                     15             728
  Bio-Rad Laboratories Inc. - Class A (b)                                                   1              52
  Cell Genesys Inc. (b) (c)                                                                 1              12
  Charles River Laboratories International Inc. (b)                                         3             159
  Chiron Corp. (b)                                                                          5             227
  Clegene Corp. (b) (c)                                                                    16             696
  CuraGen Corp. (b) (c)                                                                     2               9
  Enzo Biochem Inc. (b)                                                                     1              15
  Enzon Pharmaceuticals Inc. (b)                                                            3              21
  Genentech Inc. (b)                                                                       21           1,767
  Genzyme Corp. (b)                                                                        12             792
  Human Genome Sciences Inc. (b)                                                            6              62
  ICOS Corp. (b)                                                                            3              56
  Incyte Corp. (b)                                                                          4              25
  InterMune Inc. (b)                                                                        1              21
  Invitrogen Corp. (b) (c)                                                                  2             166
  Medimmune Inc. (b)                                                                       11             408
  Millennium Pharmaceuticals Inc. (b)                                                      14             139
  Millipore Corp. (b)                                                                       2             179
  Myriad Genetics Inc. (b)                                                                  2              43
  Nektar Therapeutics (b) (c)                                                               4              78
  PDL BioPharma Inc. (b) (c)                                                                5             167
  Regeneron Pharmaceuticals Inc. (b)                                                        2              26
  Savient Pharmaceuticals Inc. (b)                                                          2              13
  Telik Inc. (b) (c)                                                                        2              44
  Vertex Pharmaceuticals Inc. (b) (c)                                                       5             186
                                                                                                       10,323
Commercial Services - 0.0%
  Albany Molecular Research Inc. (b)                                                        1               7
  Parexel International Corp. (b)                                                           1              27
                                                                                                           34
Distribution & Wholesale - 0.1%
  Owens & Minor Inc.                                                                        2              55


Electronics - 1.5%
  Applera Corp. - Applied Biosystems Group                                                  8             224
  Fisher Scientific International Inc. (b)                                                  6             377
  Molecular Devices Corp. (b)                                                               1              23
  Thermo Electron Corp. (b)                                                                 7             267
  Varian Inc. (b)                                                                           1              58
  Waters Corp. (b)                                                                          5             214
                                                                                                        1,163
Healthcare Products - 27.5%
  Advanced Medical Optics Inc. (b)                                                          3             134
  Alcon Inc.                                                                                4             368
  American Medical Systems Holdings Inc. (b)                                                3              64
  Arthrocare Corp. (b)                                                                      1              51
  Bausch & Lomb Inc.                                                                        2             151
  Baxter International Inc.                                                                28           1,087
  Beckman Coulter Inc.                                                                      3             152
  Becton Dickinson & Co.                                                                   11             662
  Biomet Inc.                                                                              10             371
  Biosite Inc. (b)                                                                          1              41
  Boston Scientific Corp. (b)                                                              27             612
  Cooper Cos. Inc.                                                                          2             107
  CR Bard Inc.                                                                              5             321
  Cyberonics Inc. (b)                                                                       1              24
  Cytyc Corp. (b)                                                                           5             143
  Dade Behring Holdings Inc.                                                                4             143
  Datascope Corp.                                                                           -              19
  Dentsply International Inc.                                                               3             181
  Diagnostic Products Corp.                                                                 1              49
  Edwards Lifesciences Corp. (b)                                                            3             116
  Gen-Probe Inc. (b)                                                                        2             123
  Guidant Corp.                                                                            15           1,170
  Haemonetics Corp. (b)                                                                     1              56
  Healthways Inc. (b)                                                                       2              80
  Henry Schein Inc. (b)                                                                     4             190
  Hillenbrand Industries Inc.                                                               3             145
  Hologic Inc. (b)                                                                          2             114
  Idexx Laboratories Inc. (b)                                                               2             131
  Immucor Inc. (b)                                                                          2              57
  Intuitive Surgical Inc. (b)                                                               2             188
  Invacare Corp.                                                                            1              43
  Johnson & Johnson                                                                       134           7,941
  Kinetic Concepts Inc. (b)                                                                 2              94
  Kyphon Inc. (b)                                                                           2              59
  Medtronic Inc.                                                                           55           2,769
  Mentor Corp.                                                                              2              77
  Patterson Cos. Inc. (b) (c)                                                               5             185
  PolyMedica Corp.                                                                          1              45
  PSS World Medical Inc. (b)                                                                3              56
  Resmed Inc. (b)                                                                           3             140
  Respironics Inc. (b)                                                                      3             125
  St Jude Medical Inc. (b)                                                                 17             687
  STERIS Corp.                                                                              3              75
  Stryker Corp.                                                                            13             567
  Sybron Dental Specialties Inc. (b)                                                        2              76
  Techne Corp. (b)                                                                          2              99
  Varian Medical Systems Inc. (b)                                                           6             329
  Ventana Medical Systems Inc. (b)                                                          1              59
  Viasys Healthcare Inc. (b)                                                                1              40
  Zimmer Holdings Inc. (b)                                                                 11             761
                                                                                                       21,277
Healthcare Services - 15.2%
  Aetna Inc.                                                                               26           1,264
  AMERIGROUP Corp. (b)                                                                      2              46
  Apria Healthcare Group Inc. (b)                                                           2              52
  Centene Corp. (b)                                                                         2              59
  Community Health Systems Inc. (b)                                                         4             141
  Covance Inc. (b)                                                                          3             165
  Coventry Health Care Inc. (b)                                                             7             391
  DaVita Inc. (b)                                                                           4             269
  HCA Inc. (c)                                                                             18             842
  Health Management Associates Inc.                                                        11             242
  Health Net Inc. (b)                                                                       5             263
  Humana Inc. (b)                                                                           7             379
  Laboratory Corp. (b) (c)                                                                  6             348
  LifePoint Hospitals Inc. (b)                                                              2              72
  Lincare Holdings Inc. (b)                                                                 4             175
  Manor Care Inc.                                                                           4             157
  Odyssey HealthCare Inc. (b)                                                               1              24
  Pediatrix Medical Group Inc. (b)                                                          1             108
  Psychiatric Solutions Inc. (b)                                                            2              75
  Quest Diagnostics Inc.                                                                    7             358
  Sierra Health Services Inc. (b)                                                           2              95
  Sunrise Senior Living Inc. (b)                                                            2              64
  Tenet Healthcare Corp. (b)                                                               21             153
  Triad Hospitals Inc. (b)                                                                  4             160
  United Surgical Partners International Inc. (b)                                           2              68
  UnitedHealth Group Inc.                                                                  61           3,430
  Universal Health Services Inc.                                                            2             124
  WellPoint Inc. (b)                                                                       30           2,291
                                                                                                       11,815
Insurance - 1.0%
  Cigna Corp.                                                                               6             752


Internet - 0.0%
  eResearch Technology Inc. (b) (c)                                                         2              24


Pharmaceuticals - 41.2%
  Abbott Laboratories                                                                      70           2,964
  Abgenix Inc. (b) (c)                                                                      4              80
  Alkermes Inc. (b)                                                                         4              89
  Allergan Inc. (c)                                                                         7             752
  Alpharma Inc. - Class A                                                                   2              51
  American Pharmaceutical Partners Inc. (b) (c)                                             1              29
  Amylin Pharmaceuticals Inc. (b)                                                           4             220
  Barr Laboratories Inc. (b)                                                                5             296
  Bristol-Myers Squibb Co.                                                                 88           2,169
  Caremark Rx Inc. (b)                                                                     20           1,000
  Cell Therapeutics Inc. (b) (c)                                                            2               3
  Cephalon Inc. (b) (c)                                                                     3             155
  Cubist Pharmaceuticals Inc. (b)                                                           2              55
  CV Therapeutics Inc. (b)                                                                  2              41
  Eli Lilly & Co.                                                                          44           2,410
  Endo Pharmaceuticals Holdings Inc. (b)                                                    6             187
  Express Scripts Inc. (b)                                                                  6             484
  Forest Laboratories Inc. (b)                                                             15             654
  Gilead Sciences Inc. (b)                                                                 21           1,287
  Hospira Inc. (b)                                                                          7             287
  ImClone Systems Inc. (b)                                                                  3              99
  King Pharmaceuticals Inc. (b)                                                            11             187
  Medarex Inc. (b)                                                                          5              64
  Medco Health Solutions Inc. (b)                                                          14             796
  Medicines Co. (b) (c)                                                                     2              42
  Medics Pharmaceutical Corp. (c)                                                           3              82
  Merck & Co. Inc.                                                                         99           3,498
  MGI Pharma Inc. (b)                                                                       4              63
  Mylan Laboratories Inc.                                                                  10             228
  Nabi Biopharmaceuticals (b)                                                               2              14
  Neurocrine Biosciences Inc. (b)                                                           2             109
  Noven Pharmaceuticals Inc. (b)                                                            1              19
  NPS Pharmaceuticals Inc. (b)                                                              2              16
  Onyx Pharmaceuticals Inc. (b)                                                             2              47
  OSI Pharmaceuticals Inc. (b)                                                              3              81
  Par Pharmaceutical Cos. Inc. (b) (c)                                                      2              45
  Perrigo Co.                                                                               4              64
  Pfizer Inc.                                                                             335           8,358
  Pharmaceutical Product Development Inc.                                                   5             168
  Schering-Plough Corp.                                                                    66           1,261
  Sepracor Inc. (b) (c)                                                                     5             230
  Taro Pharmaceutical Industries Ltd. (b) (c)                                               1              15
  Trimeris Inc. (b)                                                                         1               7
  United Therapeutics Corp. (b)                                                             1              71
  Valeant Pharmaceutical International                                                      4              66
  Watson Pharmaceuticals Inc. (b)                                                           5             151
  Wyeth                                                                                    60           2,917
                                                                                                       31,911

  Total Common Stocks (cost $73,417)                                                                   77,403

Short Term Investments - 5.3%
Money Market Funds - 0.5%
  JNL Money Market Fund, 4.62% (a) (d)                                                    367             367


Securities Lending Collateral - 4.8%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                3,729           3,729

  Total Short Term Investments (cost $4,096)                                                            4,096

Total Investments - 105.2% (cost $77,513)                                                              81,499

Other Assets and Liabilities, Net -  (5.2%)                                                           (4,007)

Total Net Assets - 100%                                                                               $77,492

JNL/Mellon Capital Management JNL 5 Fund
Common Stocks - 99.1%
Aerospace & Defense - 0.5%
  AAR Corp. (b)                                                                           287          $8,160


Airlines - 1.2%
  Cathay Pacific Airways Ltd. (c)                                                      12,480          21,875


Apparel - 0.2%
  Steven Madden Ltd. (b)                                                                  118           4,175


Auto Manufacturers - 3.2%
  General Motors Corp. (c)                                                              2,813          59,835


Auto Parts & Equipment - 2.3%
  Autoliv Inc.                                                                            289          16,329
  GKN Plc                                                                               4,409          25,473
                                                                                                       41,802
Banks - 1.3%
  BOC Hong Kong Holdings Ltd.                                                          11,349          22,816


Beverages - 0.7%
  Anheuser-Busch Cos. Inc.                                                                305          13,057


Building Materials - 1.1%
  Drew Industries Inc. (b)                                                                184           6,523
  Masco Corp.                                                                             433          14,059
                                                                                                       20,582
Chemicals - 1.8%
  EI Du Pont de Nemours & Co. (c)                                                         772          32,585


Commercial Services - 3.3%
  Cendant Corp.                                                                           757          13,142
  Chemed Corp.                                                                            227          13,442
  McKesson Corp.                                                                          636          33,145
                                                                                                       59,729
Computers - 1.4%
  Electronics for Imaging (b)                                                             483          13,498
  M-Systems Flash Disk Pioneers (b) (c)                                                   317           8,194
  Sigma Designs Inc. (b) (c)                                                              185           2,698
                                                                                                       24,390
Distribution & Wholesale - 2.0%
  Genuine Parts Co.                                                                       298          13,045
  LKQ Corp. (b)                                                                           440           9,150
  Watsco Inc.                                                                             206          14,615
                                                                                                       36,810
Diversified Financial Services - 5.7%
  Citigroup Inc.                                                                          676          31,938
  JPMorgan Chase & Co.                                                                    827          34,425
  Lehman Brothers Holdings Inc.                                                           256          36,985
                                                                                                      103,348
Electrical Components & Equipment - 0.8%
  Hubbell Inc. - Class B                                                                  292          14,953


Electronics - 0.4%
  American Science & Engineering Inc. (b)                                                  74           6,912


Engineering & Construction - 0.8%
  EMCOR Group Inc. (b)                                                                    272          13,527


Entertainment - 0.8%
  Warner Music Group Corp.                                                                678          14,701


Environmental Control - 0.9%
  Waste Management Inc.                                                                   433          15,299


Food - 3.4%
  Compass Group Plc                                                                     5,761          22,846
  General Mills Inc.                                                                      266          13,476
  JM Smucker Co.                                                                          297          11,796
  Kellogg Co.                                                                             302          13,303
                                                                                                       61,421
Forest Products & Paper - 1.5%
  International Paper Co. (c)                                                             390          13,483
  Weyerhaeuser Co.                                                                        198          14,360
                                                                                                       27,843
Hand & Machine Tools - 0.7%
  Snap-On Inc. (c)                                                                        348          13,258


Healthcare Products - 0.6%
  ICU Medical Inc. (b)                                                                    119           4,310
  Meridian Bioscience Inc.                                                                231           6,230
                                                                                                       10,540
Healthcare Services - 1.9%
  Aetna Inc.                                                                              695          34,177


Holding Companies - Diversified - 1.3%
  Citic Pacific Ltd.                                                                    7,882          23,669


Household Products - 0.7%
  Kimberly-Clark Corp.                                                                    221          12,761


Insurance - 4.0%
  AON Corp.                                                                               913          37,878
  Argonaut Group Inc. (b)                                                                 263           9,364
  Royal & Sun Alliance Insurance Group                                                 10,100          24,173
                                                                                                       71,415
Internet - 0.6%
  Digital Insight Corp. (b)                                                               300          10,928


Iron & Steel - 0.3%
  Ryerson Inc. (c)                                                                        223           5,954


Lodging - 0.8%
  Orient-Express Hotels Ltd.                                                              347          13,628


Manufacturing - 2.6%
  General Electric Corp.                                                                  936          32,556
  Leggett & Platt Inc.                                                                    573          13,964
                                                                                                       46,520
Media - 1.5%
  Dow Jones & Co. Inc. (c)                                                                368          14,460
  New York Times Co. - Class A (c)                                                        496          12,551
                                                                                                       27,011
Office & Business Equipment - 0.7%
  Pitney Bowes Inc.                                                                       312          13,376


Office Furnishings - 0.8%
  Avery Dennison Corp.                                                                    237          13,878


Oil & Gas - 10.1%
  Amerada Hess Corp.                                                                      259          36,853
  Atlas America Inc. (b)                                                                  174           8,326
  Atwood Oceanics Inc. (b)                                                                135          13,589
  Edge Petroleum Corp. (b)                                                                149           3,730
  Goodrich Petroleum Corp. (b) (c)                                                        217           5,862
  KCS Energy Inc. (b) (c)                                                                 444          11,542
  Marathon Oil Corp.                                                                      538          40,972
  PetroHawk Energy Corp. (b)                                                              650           8,908
  Petroquest Energy Inc. (b)                                                              407           4,103
  Swift Energy Co. (b)                                                                    250           9,376
  Valero Energy Corp.                                                                     636          38,002
                                                                                                      181,263
Oil & Gas Services - 6.0%
  Core Laboratories NV (b)                                                                228          10,818
  Halliburton Co. (c)                                                                     529          38,652
  Lone Star Technologies Inc. (b)                                                         268          14,833
  Oil States International Inc. (b) (c)                                                   433          15,945
  Tetra Technologies Inc. (b)                                                             305          14,356
  Veritas DGC Inc. (b)                                                                    305          13,837
                                                                                                      108,441
Packaging & Containers - 0.8%
  Bemis Co.                                                                               469          14,795


Pharmaceuticals - 10.8%
  Abbott Laboratories                                                                     331          14,062
  Bentley Pharmaceuticals Inc. (b)                                                        194           2,551
  Eli Lilly & Co.                                                                         231          12,772
  Express Scripts Inc. (b)                                                                391          34,404
  HealthExtras Inc. (b)                                                                   347          12,261
  Merck & Co. Inc.                                                                      1,717          60,501
  Pfizer Inc.                                                                           2,343          58,386
                                                                                                      194,937
Real Estate - 1.5%
  Hang Lung Properties Ltd.                                                            13,970          26,557


Retail - 3.7%
  Hibbett Sporting Goods Inc. (b)                                                         311          10,270
  JOS A Bank Clothiers Inc. (b)                                                           149           7,167
  Limited Brands                                                                          584          14,295
  Pantry Inc. (b)                                                                         196          12,210
  Papa John's International Inc. (b)                                                      291           9,542
  Select Comfort Corp. (b) (c)                                                            309          12,221
                                                                                                       65,705
Semiconductors - 0.3%
  Standard Microsystems Corp. (b)                                                         186           4,832


Software - 0.8%
  THQ Inc. (b)                                                                            556          14,392


Storage/Warehousing - 1.3%
  COSCO Pacific Ltd.                                                                   11,905          23,782


Telecommunications - 8.8%
  Alltel Corp.                                                                            207          13,408
  AT&T Inc. (c)                                                                         2,231          60,319
  BT Group Plc                                                                          5,704          21,999
  Verizon Communications Inc.                                                           1,814          61,772
                                                                                                      157,498
Tobacco - 1.7%
  Altria Group Inc.                                                                       439          31,106


Transportation - 2.1%
  Burlington Northern Santa Fe Corp.                                                      463          38,590


Wireless Telecommunications - 1.2%
  Vodafone Group Plc                                                                   10,125          21,198

  Total Common Stocks (cost $1,686,216)                                                             1,784,031

Short Term Investments - 11.5%
Money Market Funds - 1.3%
  JNL Money Market Fund, 4.62% (a) (d)                                                 23,957          23,957


Securities Lending Collateral - 10.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                              183,147         183,147

  Total Short Term Investments (cost $207,104)                                                        207,104

Total Investments - 110.6% (cost $1,893,320)                                                        1,991,135

Other Assets and Liabilities, Net -  (10.6%)                                                        (191,299)

Total Net Assets - 100%                                                                            $1,799,836

JNL/Mellon Capital Management Nasdaq 15 Fund
Common Stocks - 99.0%
Biotechnology - 23.3%
  Amgen Inc. (b)                                                                          159         $11,537


Computers - 17.3%
  Apple Computer Inc. (b)                                                                 116           7,293
  SanDisk Corp. (b)                                                                        22           1,262
                                                                                                        8,554
Internet - 23.6%
  Google Inc. - Class A (b)                                                                30          11,765


Oil & Gas - 1.6%
  Patterson-UTI Energy Inc.                                                                24             769


Pharmaceuticals - 11.8%
  Express Scripts Inc. (b)                                                                 21           1,871
  Gilead Sciences Inc. (b)                                                                 64           4,001
                                                                                                        5,872
Semiconductors - 4.5%
  Lam Research Corp. (b)                                                                   19             815
  Nvidia Corp. (b)                                                                         24           1,397
                                                                                                        2,212
Software - 11.6%
  Adobe Systems Inc. (b)                                                                   64           2,234
  Autodesk Inc. (b)                                                                        32           1,231
  Citrix Systems Inc. (b)                                                                  24             907
  Intuit Inc. (b)                                                                          26           1,369
                                                                                                        5,741
Transportation - 2.6%
  CH Robinson Worldwide Inc.                                                               27           1,308


Wireless Telecommunications - 2.6%
  NII Holdings Inc. - Class B (b)                                                          22           1,291

  Total Common Stocks (cost $51,207)                                                                   49,049

Short Term Investments - 0.8%
Money Market Funds - 0.8%
  JNL Money Market Fund, 4.62% (a) (d)                                                    407             407

  Total Short Term Investments (cost $407)                                                                407

Total Investments - 99.8% (cost $51,614)                                                               49,456

Other Assets and Liabilities, Net - 0.2%                                                                  117

Total Net Assets - 100%                                                                               $49,573

JNL/Mellon Capital Management Oil & Gas Sector Fund
Common Stocks - 99.7%
Beverages - 0.0%
  Tronox Inc. - Class B (b)                                                                 3             $59


Electric - 0.3%
  Dynegy Inc. - Class A (b) (c)                                                            51             243
  OGE Energy Corp.                                                                         15             421
                                                                                                          664
Engineering & Construction - 0.2%
  McDermott International Inc. (b)                                                          9             515


Metal Fabrication & Hardware - 0.2%
  Maverick Tube Corp. (b) (c)                                                               8             436


Oil & Gas - 78.7%
  Amerada Hess Corp.                                                                       14           1,967
  Anadarko Petroleum Corp.                                                                 37           3,773
  Apache Corp.                                                                             55           3,572
  Atwood Oceanics Inc. (b)                                                                  2             248
  Berry Petroleum Co. - Class A                                                             3             233
  Burlington Resources Inc.                                                                63           5,749
  Cabot Oil & Gas Corp. - Class A                                                           9             450
  Cheniere Energy Inc. (b) (c)                                                             10             398
  Chesapeake Enegy Corp. (c)                                                               61           1,923
  Chevron Corp.                                                                           372          21,591
  Cimarex Energy Co.                                                                       13             567
  Comstock Resources Inc. (b)                                                               8             227
  ConocoPhillips                                                                          211          13,300
  Denbury Resources Inc. (b)                                                               18             582
  Devon Energy Corp.                                                                       70           4,278
  Diamond Offshore Drilling Inc. (c)                                                       10             884
  Encore Acquisition Co. (b)                                                                9             284
  ENSCO International Inc.                                                                 25           1,276
  EOG Resources Inc.                                                                       40           2,858
  Exxon Mobil Corp.                                                                       820          49,881
  Forest Oil Corp. (b)                                                                     10             370
  Frontier Oil Corp.                                                                        9             520
  GlobalSantaFe Corp.                                                                      41           2,464
  Grey Wolf Inc. (b) (c)                                                                   38             280
  Helmerich & Payne Inc. (c)                                                                7             517
  Holly Corp.                                                                               5             342
  Houston Exploration Co. (b)                                                               6             291
  KCS Energy Inc. (b)                                                                      10             254
  Kerr-McGee Corp.                                                                         17           1,651
  Marathon Oil Corp.                                                                       61           4,622
  Mariner Energy Inc. (b)                                                                  14             292
  Murphy Oil Corp.                                                                         29           1,424
  Nabors Industries Ltd. (b)                                                               26           1,853
  Newfield Exploration Co. (b) (c)                                                         21             859
  Noble Corp. (c)                                                                          22           1,755
  Noble Energy Inc.                                                                        29           1,253
  Occidental Petroleum Corp.                                                               71           6,550
  Parker Drilling Co. (b)                                                                  19             175
  Patterson-UTI Energy Inc.                                                                28             895
  Pioneer Natural Resources Co.                                                            21             929
  Plains Exploration & Production Co. (b)                                                  13             484
  Pogo Producing Co.                                                                        9             474
  Pride International Inc. (b)                                                             26             800
  Quicksilver Resources Inc. (b) (c)                                                       10             388
  Range Resources Corp.                                                                    21             570
  Rowan Cos. Inc.                                                                          18             778
  Southwestern Energy Co. (b)                                                              27             873
  St Mary Land & Exploration Co. (c)                                                       11             454
  Stone Energy Corp. (b) (c)                                                                5             216
  Sunoco Inc.                                                                              22           1,730
  Swift Energy Co. (b)                                                                      5             203
  Tesoro Corp.                                                                             11             740
  Todco - Class A (b)                                                                      12             460
  Transocean Inc. (b)                                                                      55           4,403
  Unit Corp. (b)                                                                            7             415
  Valero Energy Corp.                                                                     103           6,151
  Whiting Petroleum Corp. (b)                                                               7             280
  XTO Energy Inc.                                                                          57           2,483
                                                                                                      163,239
Oil & Gas Services - 17.6%
  Baker Hughes Inc.                                                                        57           3,885
  BJ Services Co.                                                                          53           1,827
  Cooper Cameron Corp. (b)                                                                 18             813
  Core Laboratories NV (b)                                                                  5             235
  FMC Technologies Inc. (b)                                                                11             571
  Global Industries Ltd. (b)                                                               17             247
  Grant Prideco Inc. (b)                                                                   21             894
  Halliburton Co.                                                                          85           6,211
  Hanover Compressor Co. (b) (c)                                                           17             325
  Helix Energy Solutions Group Inc. (b) (c)                                                14             514
  Hydril (b)                                                                                4             290
  Input/Output Inc. (b) (c)                                                                15             147
  Lone Star Technologies Inc. (b)                                                           6             315
  National Oilwell Varco Inc. (b)                                                          28           1,814
  Newpark Resources Inc. (b) (c)                                                           17             137
  Oceaneering International Inc. (b)                                                        5             271
  Schlumberger Ltd.                                                                        98          12,403
  SEACOR Holdings Inc. (b)                                                                  4             287
  Smith International Inc.                                                                 35           1,352
  Superior Energy Services (b)                                                             15             389
  Tetra Technologies Inc. (b)                                                               6             278
  Tidewater Inc. (c)                                                                        9             482
  Veritas DGC Inc. (b) (c)                                                                  6             276
  Weatherford International Ltd. (b)                                                       57           2,611
                                                                                                       36,574
Pipelines - 2.6%
  El Paso Corp. (c)                                                                       108           1,299
  Kinder Morgan Inc.                                                                       18           1,638
  Western Gas Resources Inc.                                                               10             498
  Williams Cos. Inc.                                                                       94           2,007
                                                                                                        5,442
Transportation - 0.1%
  Bristow Group Inc. (b)                                                                    4             133

  Total Common Stocks (cost $178,985)                                                                 207,062

Short Term Investments - 5.0%
Money Market Funds - 0.3%
  JNL Money Market Fund, 4.62% (a) (d)                                                    575             575


Securities Lending Collateral - 4.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                9,805           9,805

  Total Short Term Investments (cost $10,380)                                                          10,380

Total Investments - 104.7% (cost $189,365)                                                            217,442

Other Assets and Liabilities, Net -  (4.7%)                                                           (9,809)

Total Net Assets - 100%                                                                              $207,633

JNL/Mellon Capital Management Select Small-Cap Fund
Common Stocks - 99.8%
Aerospace & Defense - 2.2%
  AAR Corp. (b) (c)                                                                       484         $13,796


Apparel - 1.1%
  Steven Madden Ltd. (b)                                                                  201           7,125


Building Materials - 1.8%
  Drew Industries Inc. (b)                                                                308          10,935


Commercial Services - 3.6%
  Chemed Corp.                                                                            377          22,379


Computers - 6.7%
  Electronics for Imaging (b)                                                             803          22,470
  M-Systems Flash Disk Pioneers (b) (c)                                                   536          13,852
  Sigma Designs Inc. (b) (c)                                                              314           4,581
                                                                                                       40,903
Distribution & Wholesale - 6.4%
  LKQ Corp. (b)                                                                           736          15,314
  Watsco Inc.                                                                             344          24,428
                                                                                                       39,742
Electronics - 1.9%
  American Science & Engineering Inc. (b)                                                 126          11,740


Engineering & Construction - 3.6%
  EMCOR Group Inc. (b)                                                                    455          22,602


Healthcare Products - 2.8%
  ICU Medical Inc. (b)                                                                    204           7,365
  Meridian Bioscience Inc.                                                                382          10,309
                                                                                                       17,674
Insurance - 2.5%
  Argonaut Group Inc. (b)                                                                 443          15,731


Internet - 2.9%
  Digital Insight Corp. (b)                                                               503          18,306


Iron & Steel - 1.6%
  Ryerson Inc. (c)                                                                        370           9,901


Lodging - 3.6%
  Orient-Express Hotels Ltd.                                                              575          22,542


Oil & Gas - 17.6%
  Atlas America Inc. (b)                                                                  292          13,980
  Atwood Oceanics Inc. (b)                                                                224          22,645
  Edge Petroleum Corp. (b)                                                                249           6,220
  Goodrich Petroleum Corp. (b)                                                            363           9,812
  KCS Energy Inc. (b) (c)                                                                 734          19,075
  PetroHawk Energy Corp. (b)                                                            1,077          14,752
  Petroquest Energy Inc. (b)                                                              694           6,999
  Swift Energy Co. (b)                                                                    419          15,703
                                                                                                      109,186
Oil & Gas Services - 18.7%
  Core Laboratories NV (b)                                                                377          17,933
  Lone Star Technologies Inc. (b)                                                         447          24,795
  Oil States International Inc. (b) (c)                                                   718          26,464
  Tetra Technologies Inc. (b)                                                             507          23,827
  Veritas DGC Inc. (b)                                                                    508          23,037
                                                                                                      116,056
Pharmaceuticals - 3.9%
  Bentley Pharmaceuticals Inc. (b)                                                        317           4,172
  HealthExtras Inc. (b)                                                                   576          20,341
                                                                                                       24,513
Retail - 13.8%
  Hibbett Sporting Goods Inc. (b)                                                         521          17,200
  JOS A Bank Clothiers Inc. (b) (c)                                                       251          12,051
  Pantry Inc. (b)                                                                         326          20,338
  Papa John's International Inc. (b)                                                      489          16,037
  Select Comfort Corp. (b) (c)                                                            513          20,273
                                                                                                       85,899
Semiconductors - 1.3%
  Standard Microsystems Corp. (b)                                                         307           7,983


Software - 3.8%
  THQ Inc. (b) (c)                                                                        922          23,877

  Total Common Stocks (cost $558,693)                                                                 620,890

Short Term Investments - 4.2%
Money Market Funds - 0.2%
  JNL Money Market Fund, 4.62% (a) (d)                                                  1,507           1,507


Securities Lending Collateral - 4.0%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                               24,677          24,677

  Total Short Term Investments (cost $26,184)                                                          26,184

Total Investments - 104.0% (cost $584,877)                                                            647,074

Other Assets and Liabilities, Net -  (4.0%)                                                          (24,945)

Total Net Assets - 100%                                                                              $622,129

JNL/Mellon Capital Management Technology Sector Fund
Common Stocks - 99.4%
Commercial Services - 0.2%
  DST Systems Inc. (b)                                                                      2             $93


Computers - 25.4%
  Advanced Digital Information Corp. (b)                                                    2              14
  Agilysis Inc.                                                                             1              12
  Anteon International Corp. (b)                                                            1              49
  Apple Computer Inc. (b)                                                                  22           1,389
  Brocade Communications Systems Inc. (b)                                                   7              44
  CACI International Inc. - Class A (b)                                                     1              52
  Cadence Design Systems Inc. (b) (c)                                                       7             133
  Ciber Inc. (b) (c)                                                                        2              10
  Cognizant Technology Solutions Corp. (b)                                                  4             213
  Computer Sciences Corp. (b)                                                               5             267
  Dell Inc. (b)                                                                            54           1,611
  Diebold Inc.                                                                              2              78
  Electronic Data Systems Corp.                                                            14             364
  Electronics for Imaging (b)                                                               1              37
  EMC Corp. (b)                                                                            62             850
  Gateway Inc. (b)                                                                          5              11
  Hewlett-Packard Co.                                                                      74           2,421
  Hutchinson Technology Inc. (b) (c)                                                        1              21
  Imation Corp.                                                                             1              38
  InFocus Corp. (b)                                                                         1               3
  Intergraph Corp. (b)                                                                      1              31
  International Business Machines Corp.                                                    41           3,394
  Jack Henry & Associates Inc.                                                              2              46
  Kronos Inc. (b)                                                                           1              30
  Lexmark International Inc. (b)                                                            3             139
  Maxtor Corp. (b)                                                                          6              60
  McData Corp. - Class A (b) (c)                                                            3              12
  Mentor Graphics Corp. (b)                                                                 2              21
  Mercury Computer Systems Inc. (b)                                                         -               8
  Micros Systems Inc. (b)                                                                   1              42
  M-Systems Flash Disk Pioneers (b) (c)                                                     1              22
  NCR Corp. (b)                                                                             5             200
  Network Appliance Inc. (b)                                                                9             341
  Palm Inc. (b)                                                                             2              51
  Perot Systems Corp. (b)                                                                   2              35
  Quantum Corp. (b)                                                                         5              18
  Radisys Corp. (b)                                                                         -               8
  Reynolds & Reynolds Co. - Class A                                                         2              45
  SanDisk Corp. (b)                                                                         5             274
  Seagate Technology (b) (c)                                                               11             298
  Silicon Storage Technology Inc. (b)                                                       2               9
  SRA International Inc. - Class A (b)                                                      1              35
  Sun Microsystems Inc. (b)                                                                88             454
  Synopsys Inc. (b)                                                                         4              83
  Unisys Corp. (b)                                                                          9              61
  Western Digital Corp. (b)                                                                 6             108
                                                                                                       13,442
Data Processing - 0.2%
  CSG Systems International (b)                                                             1              30
  Fair Isaac Corp.                                                                          2              69
  Filenet Corp. (b)                                                                         1              28
                                                                                                          127
Distribution & Wholesale - 0.3%
  Ingram Micro Inc. - Class A (b)                                                           4              72
  Tech Data Corp. (b)                                                                       1              53
  United Stationers Inc. (b)                                                                1              43
                                                                                                          168
Diversified Machinery - 0.2%
  Presstek Inc. (b) (c)                                                                     1               8
  Zebra Technologies Corp. (b)                                                              2              83
                                                                                                           91
E - Commerce - 0.1%
  Agile Software Corp. (b)                                                                  1               8
  Ariba Inc. (b)                                                                            2              16
  webMethods Inc. (b)                                                                       2              13
                                                                                                           37
Electrical Components & Equipment - 0.2%
  American Power Conversion Corp.                                                           5             107


Electronics - 0.1%
  Cymer Inc. (b)                                                                            1              44


Engineering & Construction - 0.0%
  Dycom Industries Inc. (b)                                                                 1              22


Entertainment - 0.1%
  Macrovision Corp. (b)                                                                     1              29


Home Furnishings - 0.0%
  Audiovox Corp. (b)                                                                        -               5


Internet - 8.6%
  Akamai Technologies Inc. (b)                                                              4             128
  Avocent Corp. (b)                                                                         1              39
  Check Point Software Technologies (b)                                                     5              92
  Digital River Inc. (b)                                                                    1              37
  Earthlink Inc. (b)                                                                        3              31
  Entrust Inc. (b)                                                                          1               5
  F5 Networks Inc. (b)                                                                      1              76
  Google Inc. - Class A (b)                                                                 5           2,028
  Infospace Inc. (b)                                                                        1              18
  Internet Security Systems (b)                                                             1              25
  Interwoven Inc. (b)                                                                       1              11
  Keynote Systems Inc. (b)                                                                  -               3
  Matrixone Inc. (b)                                                                        1               9
  McAfee Inc. (b)                                                                           4             105
  Openwave Systems Inc. (b)                                                                 2              48
  RealNetworks Inc. (b)                                                                     3              25
  RSA Security Inc. (b)                                                                     2              35
  S1 Corp. (b)                                                                              1               7
  SonicWALL Inc. (b)                                                                        1               8
  Symantec Corp. (b)                                                                       27             462
  TIBCO Software Inc. (b)                                                                   5              44
  United Online Inc.                                                                        2              22
  Verisign Inc. (b)                                                                         7             159
  Vignette Corp. (b)                                                                        1              12
  Websense Inc. (b)                                                                         1              31
  Yahoo! Inc. (b) (c)                                                                      35           1,118
                                                                                                        4,578
Machinery - 0.1%
  Intermec Inc. (b)                                                                         1              36


Office & Business Equipment - 1.3%
  IKON Office Solutions Inc.                                                                3              42
  Pitney Bowes Inc.                                                                         6             252
  Xerox Corp. (b)                                                                          25             376
                                                                                                          670
Pharmaceuticals - 0.0%
  Accelrys Inc. (b)                                                                         -               3


Retail - 0.0%
  Insight Enterprises Inc. (b)                                                              1              26


Semiconductors - 21.6%
  Actel Corp. (b)                                                                           1               8
  Advanced Micro Devices Inc. (b)                                                          12             389
  Agere Systems Inc. (b)                                                                    5              71
  Altera Corp. (b)                                                                          9             196
  Amkor Technology Inc. (b) (c)                                                             2              21
  Analog Devices Inc.                                                                      10             366
  Applied Materials Inc.                                                                   42             742
  Applied Micro Circuits Corp. (b)                                                          8              34
  Asyst Technologies Inc. (b)                                                               1              15
  Atmel Corp. (b)                                                                          11              54
  ATMI Inc. (b) (c)                                                                         1              28
  Axcelis Technologies Inc. (b)                                                             3              16
  Broadcom Corp. - Class A (b)                                                             12             504
  Brooks Automation Inc. (b)                                                                2              28
  Cabot Microelectronics Corp. (b)                                                          1              22
  Cirrus Logic Inc. (b)                                                                     2              15
  Cohu Inc.                                                                                 1              12
  Conexant Systems Inc. (b)                                                                12              41
  Credence Systems Corp. (b)                                                                2              17
  Cree Inc. (b) (c)                                                                         2              62
  Cypress Semiconductor Corp. (b) (c)                                                       3              58
  DSP Group Inc. (b)                                                                        1              19
  Emulex Corp. (b)                                                                          2              35
  ESS Technology (b)                                                                        1               2
  Exar Corp. (b)                                                                            1              12
  Fairchild Semiconductor International Inc. (b)                                            3              60
  Freescale Semiconductor Inc. (b)                                                         11             299
  Integrated Device Technology Inc. (b)                                                     5              77
  Intel Corp.                                                                             153           2,967
  International Rectifier Corp. (b)                                                         2              75
  Intersil Corp.                                                                            4             114
  Kla-Tencor Corp.                                                                          5             252
  Kopin Corp. (b)                                                                           2              10
  Kulicke & Soffa Industries Inc. (b)                                                       1              11
  Lam Research Corp. (b)                                                                    3             149
  Lattice Semiconductor Corp. (b)                                                           3              19
  Linear Technology Corp.                                                                   8             279
  LSI Logic Corp. (b)                                                                      10             114
  LTX Corp. (b)                                                                             1               7
  Marvell Tech Group Ltd. (b)                                                               6             315
  Maxim Integrated Products Inc.                                                            8             316
  MEMC Electronic Materials Inc. (b)                                                        4             145
  Micrel Inc. (b)                                                                           2              24
  Microchip Technology Inc.                                                                 5             198
  Micron Technology Inc. (b) (c)                                                           16             233
  Microsemi Corp. (b)                                                                       2              50
  Mindspeed Technologies Inc. (b) (c)                                                       2               9
  National Semiconductor Corp.                                                              9             246
  Novellus Systems Inc. (b)                                                                 4              86
  Nvidia Corp. (b)                                                                          4             236
  Omnivision Technologies Inc. (b)                                                          1              43
  Photroncis Inc. (b)                                                                       1              19
  PMC - Sierra Inc. (b) (c)                                                                 5              58
  Power Integrations Inc. (b)                                                               1              19
  QLogic Corp. (b)                                                                          4              86
  Rambus Inc. (b)                                                                           2              96
  Semtech Corp. (b)                                                                         2              36
  Silicon Image Inc. (b)                                                                    2              21
  Silicon Laboratories Inc. (b)                                                             1              73
  Sirf Technology Holdings Inc. (b)                                                         1              38
  Skyworks Solutions Inc. (b)                                                               4              29
  Teradyne Inc. (b)                                                                         5              78
  Tessera Technologies Inc. (b)                                                             1              37
  Texas Instruments Inc.                                                                   42           1,372
  Transmeta Corp. (b)                                                                       3               6
  Triquint Semiconductor Inc. (b)                                                           4              18
  Ultratech Inc. (b)                                                                        1              16
  Varian Semiconductor Equipment Associates Inc. (b)                                        1              40
  Vitesse Semiconductor Inc. (b)                                                            6              22
  Xilinx Inc.                                                                               9             228
  Zoran Corp. (b)                                                                           1              24
                                                                                                       11,417
Software - 20.1%
  Actuate Corp. (b)                                                                         1               6
  Adobe Systems Inc. (b)                                                                   16             543
  Advent Software Inc. (b)                                                                  1              15
  Ansys Inc. (b)                                                                            1              44
  Autodesk Inc. (b)                                                                         6             231
  BEA Systems Inc. (b)                                                                     12             152
  BMC Software Inc. (b)                                                                     6             120
  Borland Software Corp. (b)                                                                2              11
  CA Inc.                                                                                  12             331
  Cerner Corp. (b) (c)                                                                      2              73
  Citrix Systems Inc. (b)                                                                   5             175
  Compuware Corp. (b)                                                                       9              70
  Dendrite International Inc. (b)                                                           1              13
  Hyperion Solutions Corp. (b)                                                              2              49
  Informatica Corp. (b)                                                                     2              34
  Inter-Tel Inc.                                                                            1              12
  Intuit Inc. (b)                                                                           4             229
  JDA Software Group Inc. (b)                                                               1              10
  Keane Inc. (b)                                                                            1              20
  Microsoft Corp.                                                                         239           6,512
  MRO Software Inc. (b)                                                                     1              10
  NetIQ Corp. (b)                                                                           1              15
  Novell Inc. (b)                                                                          10              73
  Oracle Corp. (b)                                                                        107           1,463
  Packeteer Inc. (b)                                                                        1              12
  Parametric Technology Corp. (b)                                                           3              48
  Progress Software Corp. (b)                                                               1              29
  Quest Software Inc. (b)                                                                   1              25
  Red Hat Inc. (b) (c)                                                                      4             122
  Salesforce.com Inc. (b)                                                                   2              72
  Sybase Inc. (b)                                                                           2              50
  Transaction Systems Architects Inc. (b)                                                   1              31
  Wind River Systems Inc. (b)                                                               2              25
                                                                                                       10,625
Telecommunications - 0.3%
  Amdocs Ltd. (b)                                                                           5             174


Telecommunications Equipment - 12.5%
  3Com Corp. (b)                                                                           10              51
  Adaptec Inc. (b)                                                                          3              17
  ADC Telecommunications Inc. (b)                                                           3              77
  Adtran Inc.                                                                               2              46
  Andrew Corp. (b)                                                                          4              50
  Arris Group Inc. (b)                                                                      3              37
  Avaya Inc. (b)                                                                           12             139
  C-COR Inc. (b)                                                                            1              13
  Ciena Corp. (b)                                                                          15              76
  Cisco Systems Inc. (b)                                                                  160           3,473
  Comverse Technology Inc. (b) (c)                                                          5             125
  Corning Inc. (b)                                                                         40           1,069
  Extreme Networks (b)                                                                      3              15
  Finisar Corp. (b)                                                                         6              32
  Foundry Networks Inc. (b)                                                                 3              58
  Harmonic Inc. (b)                                                                         2              14
  Harris Corp.                                                                              3             163
  JDS Uniphase Corp. (b)                                                                   41             169
  Juniper Networks Inc. (b)                                                                14             268
  Lucent Technologies Inc. (b) (c)                                                        115             351
  MRV Communications Inc. (b) (c)                                                           3              11
  Plantronics Inc.                                                                          1              42
  Polycom Inc. (b)                                                                          2              53
  Sonus Networks Inc. (b) (c)                                                               6              33
  Sycamore Networks Inc. (b)                                                                5              24
  Tekelec (b)                                                                               2              22
  Tellabs Inc. (b)                                                                         11             167
  Utstarcom Inc. (b) (c)                                                                    3              18
                                                                                                        6,613
Wireless Telecommunications - 8.1%
  American Tower Corp. (b)                                                                 11             326
  Crown Castle International Corp. (b)                                                      6             163
  Interdigital Communications Corp. (b)                                                     1              32
  Motorola Inc.                                                                            65           1,489
  Qualcomm Inc.                                                                            43           2,172
  RF Micro Devices Inc. (b)                                                                 5              41
  SBA Communications Corp. (b)                                                              2              50
  Stratex Networks Inc. (b)                                                                 2              15
  Wireless Facilities Inc. (b)                                                              1               5
                                                                                                        4,293

  Total Common Stocks (cost $48,103)                                                                   52,600

Short Term Investments - 4.9%
Money Market Funds - 0.7%
  JNL Money Market Fund, 4.62% (a) (d)                                                    362             362


Securities Lending Collateral - 4.2%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                                2,254           2,254

  Total Short Term Investments (cost $2,616)                                                            2,616

Total Investments - 104.3% (cost $50,719)                                                              55,216

Other Assets and Liabilities, Net -  (4.3%)                                                           (2,286)

Total Net Assets - 100%                                                                               $52,930

JNL/Mellon Capital Management S&P(R) 10 Fund
Common Stocks - 100.0%
Commercial Services - 9.0%
  McKesson Corp.                                                                        1,369         $71,390


Diversified Financial Services - 10.1%
  Lehman Brothers Holdings Inc.                                                           551          79,655


Healthcare Services - 9.2%
  Aetna Inc.                                                                            1,498          73,614


Insurance - 10.2%
  AON Corp. (c)                                                                         1,966          81,606


Oil & Gas - 31.3%
  Amerada Hess Corp. (c)                                                                  558          79,395
  Marathon Oil Corp.                                                                    1,159          88,272
  Valero Energy Corp. (c)                                                               1,369          81,867
                                                                                                      249,534
Oil & Gas Services - 10.5%
  Halliburton Co. (c)                                                                   1,140          83,279


Pharmaceuticals - 9.3%
  Express Scripts Inc. (b) (c)                                                            843          74,102


Transportation - 10.4%
  Burlington Northern Santa Fe Corp.                                                      998          83,147

  Total Common Stocks (cost $660,064)                                                                 796,327

Short Term Investments - 11.3%
Money Market Funds - 0.6%
  JNL Money Market Fund, 4.62% (a) (d)                                                  4,855           4,855


Securities Lending Collateral - 10.7%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                               85,535          85,535

  Total Short Term Investments (cost $90,390)                                                          90,390

Total Investments - 111.3% (cost $750,454)                                                            886,717

Other Assets and Liabilities, Net -  (11.3%)                                                         (90,217)

Total Net Assets - 100%                                                                              $796,500

JNL/Mellon Capital Management Value Line 25 Fund
Common Stocks - 99.1%
Apparel - 1.1%
  Guess ? Inc. (b)                                                                        158          $6,167


Coal - 8.5%
  Arch Coal Inc.                                                                          176          13,353
  Peabody Energy Corp. (c)                                                                713          35,926
                                                                                                       49,279
Computers - 27.0%
  Apple Computer Inc. (b)                                                               1,963         123,140
  Intergraph Corp. (b)                                                                    113           4,708
  SanDisk Corp. (b) (c)                                                                   499          28,720
                                                                                                      156,568
Distribution & Wholesale - 1.1%
  Watsco Inc.                                                                              94           6,677


Electronics - 1.6%
  Plexus Corp. (b)                                                                        247           9,285


Engineering & Construction - 1.8%
  McDermott International Inc. (b)                                                        195          10,594

Healthcare Products - 1.0%
  LCA-Vision Inc.                                                                         119           5,960


Insurance - 3.4%
  WR Berkley Corp.                                                                        345          20,018


Machinery - 4.9%
  JLG Industries Inc.                                                                     281           8,641
  Joy Global Inc.                                                                         328          19,630
                                                                                                       28,271
Oil & Gas - 23.4%
  Chesapeake Enegy Corp. (c)                                                              995          31,240
  EOG Resources Inc.                                                                      655          47,163
  Southwestern Energy Co. (b)                                                             452          14,547
  XTO Energy Inc. (c)                                                                     985          42,908
                                                                                                      135,858
Oil & Gas Services - 6.6%
  BJ Services Co. (c)                                                                     878          30,387
  Helix Energy Solutions Group Inc. (b)                                                   212           8,020
                                                                                                       38,407
Pharmaceuticals - 7.8%
  Biovail Corp.                                                                           433          10,549
  Express Scripts Inc. (b)                                                                395          34,704
                                                                                                       45,253
Retail - 4.6%
  Chico's FAS Inc. (b)                                                                    490          19,896
  Dress Barn Inc. (b)                                                                     146           6,987
                                                                                                       26,883
Semiconductors - 4.6%
  Nvidia Corp. (b) (c)                                                                    464          26,588


Software - 1.7%
  Cerner Corp. (b) (c)                                                                    208           9,879

  Total Common Stocks (cost $551,646)                                                                 575,687

Short Term Investments - 10.7%
Money Market Funds - 1.1%
  JNL Money Market Fund, 4.62% (a) (d)                                                  6,292           6,292


Securities Lending Collateral - 9.6%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                               55,943          55,943

  Total Short Term Investments (cost $62,235)                                                          62,235

Total Investments - 109.8% (cost $613,881)                                                            637,922

Other Assets and Liabilities, Net -  (9.8%)                                                          (56,680)

Total Net Assets - 100%                                                                              $581,242

JNL/Mellon Capital Management VIP Fund
Common Stocks - 99.0%
Aerospace & Defense - 0.4%
  AAR Corp. (b)                                                                            41          $1,167


Apparel - 1.3%
  Guess ? Inc. (b)                                                                         13             508
  Nike Inc. - Class B                                                                      31           2,619
  Steven Madden Ltd. (b)                                                                   17             607
                                                                                                        3,734
Banks - 5.1%
  ABN AMRO Holding NV                                                                      89           2,676
  Barclays Plc                                                                            222           2,598
  Danske Bank A/S                                                                          66           2,466
  HSBC Holdings Plc                                                                       146           2,442
  Lloyds TSB Group Plc                                                                    277           2,653
  Sanpaolo IMI SpA                                                                        149           2,670
                                                                                                       15,505
Beverages - 1.1%
  Brown-Forman Corp. - Class B                                                              8             618
  Diageo Plc                                                                              161           2,537
                                                                                                        3,155
Biotechnology - 3.7%
  Amgen Inc. (b)                                                                          147          10,693


Building Materials - 0.3%
  Drew Industries Inc. (b)                                                                 26             928


Coal - 1.4%
  Arch Coal Inc.                                                                           14           1,083
  Peabody Energy Corp.                                                                     59           2,949
                                                                                                        4,032
Commercial Services - 2.4%
  Chemed Corp.                                                                             32           1,911
  Moody's Corp.                                                                            63           4,516
  Robert Half International Inc.                                                           12             476
                                                                                                        6,903
Computers - 8.3%
  Apple Computer Inc. (b)                                                                 269          16,870
  Electronics for Imaging (b)                                                              69           1,919
  Intergraph Corp. (b)                                                                      9             384
  M-Systems Flash Disk Pioneers (b)                                                        46           1,184
  SanDisk Corp. (b)                                                                        61           3,534
  Sigma Designs Inc. (b)                                                                   26             385
                                                                                                       24,276
Cosmetics & Personal Care - 1.3%
  Colgate-Palmolive Co.                                                                    64           3,664


Distribution & Wholesale - 1.3%
  LKQ Corp. (b)                                                                            63           1,306
  Watsco Inc.                                                                              37           2,643
                                                                                                        3,949
Diversified Financial Services - 6.2%
  Citigroup Inc.                                                                          191           9,025
  JPMorgan Chase & Co.                                                                    234           9,729
                                                                                                       18,754
Diversified Machinery - 0.3%
  Rockwell Automation Inc.                                                                 13             932


Electric - 2.2%
  Edison International Inc.                                                                11             444
  Enel SpA                                                                                298           2,520
  National Grid Plc                                                                       239           2,378
  PPL Corp.                                                                                13             368
  TXU Corp.                                                                                16             705
                                                                                                        6,415
Electronics - 1.0%
  American Science & Engineering Inc. (b)                                                  11             994
  Applera Corp. - Applied Biosystems Group                                                 40           1,083
  Plexus Corp. (b)                                                                         20             761
                                                                                                        2,838
Engineering & Construction - 1.0%
  EMCOR Group Inc. (b)                                                                     39           1,919
  McDermott International Inc. (b)                                                         16             863
                                                                                                        2,782
Healthcare Products - 0.7%
  ICU Medical Inc. (b)                                                                     17             626
  LCA-Vision Inc.                                                                          10             511
  Meridian Bioscience Inc.                                                                 32             874
                                                                                                        2,011
Household Products - 0.4%
  Clorox Co.                                                                               18           1,106


Insurance - 5.8%
  Argonaut Group Inc. (b)                                                                  38           1,338
  Assurances Generales de France                                                           24           2,840
  Aviva Plc                                                                               192           2,669
  ING Groep NV - ADR                                                                       67           2,661
  Progressive Corp.                                                                        42           4,405
  Safeco Corp.                                                                             27           1,332
  WR Berkley Corp.                                                                         29           1,655
                                                                                                       16,900
Internet - 4.3%
  Digital Insight Corp. (b)                                                                43           1,559
  Google Inc. - Class A (b)                                                                28          10,904
                                                                                                       12,463
Iron & Steel - 0.3%
  Ryerson Inc.                                                                             32             844


Lodging - 0.7%
  Orient-Express Hotels Ltd.                                                               49           1,913


Machinery - 0.8%
  JLG Industries Inc.                                                                      23             704
  Joy Global Inc.                                                                          27           1,605
                                                                                                        2,309
Manufacturing - 1.4%
  3M Corp.                                                                                 54           4,124


Oil & Gas - 13.6%
  Atlas America Inc. (b)                                                                   25           1,196
  Atwood Oceanics Inc. (b)                                                                 19           1,938
  Burlington Resources Inc.                                                                31           2,805
  Chesapeake Enegy Corp. (c)                                                               81           2,560
  Edge Petroleum Corp. (b)                                                                 21             536
  ENI SpA                                                                                  84           2,404
  EOG Resources Inc.                                                                       54           3,888
  Exxon Mobil Corp.                                                                       165          10,049
  Goodrich Petroleum Corp. (b) (c)                                                         31             840
  KCS Energy Inc. (b)                                                                      62           1,613
  Patterson-UTI Energy Inc.                                                                23             725
  PetroHawk Energy Corp. (b)                                                               91           1,247
  Petroquest Energy Inc. (b)                                                               60             603
  Royal Dutch Shell Plc - Class A                                                          76           2,374
  Southwestern Energy Co. (b)                                                              37           1,194
  Sunoco Inc.                                                                              11             870
  Swift Energy Co. (b)                                                                     36           1,344
  XTO Energy Inc.                                                                          81           3,526
                                                                                                       39,712
Oil & Gas Services - 4.8%
  BJ Services Co.                                                                          99           3,425
  Core Laboratories NV (b)                                                                 32           1,516
  Helix Energy Solutions Group Inc. (b)                                                    17             655
  Lone Star Technologies Inc. (b)                                                          38           2,108
  Oil States International Inc. (b)                                                        61           2,257
  Tetra Technologies Inc. (b)                                                              43           2,021
  Veritas DGC Inc. (b)                                                                     43           1,947
                                                                                                       13,929
Pharmaceuticals - 5.9%
  Bentley Pharmaceuticals Inc. (b)                                                         26             348
  Biovail Corp.                                                                            36             864
  Express Scripts Inc. (b)                                                                 83           7,304
  Forest Laboratories Inc. (b)                                                             72           3,204
  Gilead Sciences Inc. (b)                                                                 60           3,707
  HealthExtras Inc. (b)                                                                    49           1,740
                                                                                                       17,167
Retail - 4.1%
  Chico's FAS Inc. (b)                                                                     40           1,640
  Dress Barn Inc. (b) (c)                                                                  12             570
  Hibbett Sporting Goods Inc. (b)                                                          44           1,461
  JOS A Bank Clothiers Inc. (b) (c)                                                        21           1,030
  Pantry Inc. (b)                                                                          28           1,741
  Papa John's International Inc. (b)                                                       42           1,363
  RadioShack Corp. (c)                                                                     22             416
  Select Comfort Corp. (b) (c)                                                             44           1,727
  Yum! Brands Inc.                                                                         44           2,172
                                                                                                       12,120
Semiconductors - 5.7%
  Intel Corp.                                                                             372           7,189
  Lam Research Corp. (b)                                                                   18             756
  National Semiconductor Corp.                                                            124           3,459
  Nvidia Corp. (b)                                                                         61           3,491
  QLogic Corp. (b)                                                                         58           1,125
  Standard Microsystems Corp. (b)                                                          26             672
                                                                                                       16,692
Software - 4.0%
  Adobe Systems Inc. (b)                                                                   59           2,065
  Autodesk Inc. (b)                                                                        30           1,145
  Cerner Corp. (b) (c)                                                                     17             812
  Citrix Systems Inc. (b)                                                                  22             845
  Intuit Inc. (b) (c)                                                                      88           4,666
  THQ Inc. (b)                                                                             78           2,031
                                                                                                       11,564
Telecommunications - 8.4%
  BT Group Plc                                                                            610           2,354
  Deutsche Telekom AG                                                                     139           2,343
  France Telecom SA                                                                        93           2,101
  Royal KPN NV                                                                            233           2,627
  Telecom Italia SpA                                                                      797           2,325
  Telefonica SA                                                                           156           2,441
  Verizon Communications Inc.                                                             308          10,486
                                                                                                       24,677
Transportation - 0.4%
  CH Robinson Worldwide Inc.                                                               25           1,214


Wireless Telecommunications - 0.4%
  NII Holdings Inc. - Class B (b)                                                          20           1,197

  Total Common Stocks (cost $279,380)                                                                 289,669

Short Term Investments - 5.1%
Money Market Funds - 1.3%
  JNL Money Market Fund, 4.62% (a) (d)                                                  3,923           3,923


Securities Lending Collateral - 3.8%
  Mellon GSL Delaware Business Trust Collateral Fund (d)                               10,884          10,884

  Total Short Term Investments (cost $14,807)                                                          14,807

Total Investments - 104.1% (cost $294,187)                                                            304,476

Other Assets and Liabilities, Net -  (4.1%)                                                          (11,874)

Total Net Assets - 100%                                                                              $292,602


Notes to the Schedules of Investments:
(a)      Dividend yield changes daily to reflect current market conditions.  Rate is the quoted yield as of March 31, 2006.
(b)      Non-income producing security.
(c)      All or portion of the security has been loaned.
(d)      Investments in affiliates.  See Note 3 in the Notes to the Financial Statements.
(e)      Security fair valued in good faith in accordance with procedures established by the Board of Managers.


SUMMARY OF INVESTMENTS BY COUNTRY:
                                   JNL/MELLON CAPITAL JNL/MELLON CAPITAL JNL/MELLON CAPITAL
                                       MANAGEMENT        MANAGEMENT       MANAGEMENT
                                     GLOBAL 15 FUND      JNL 5 FUND         VIP FUND

Bermuda                                   -  %                 0.7%             0.7%
Canada                                    -                      -              0.3
Denmark                                   -                      -              0.8
France                                    -                      -              1.7
Germany                                   -                      -              0.8
Hong Kong                              33.4                    6.6                -
Israel                                    -                    0.5              0.4
Italy                                     -                      -              3.4
Netherlands                               -                    0.6              4.0
Spain                                     -                      -              0.8
United Kingdom                         32.5                    6.4              6.0
United States                          34.1                   85.2             81.1
Total Investments                     100.0 %                100.0 %          100.0%


SUMMARY OF OPEN CURRENCY CONTRACTS (IN THOUSANDS):
                       CURRENCY                         SETTLEMENT     NOTIONAL     CURRENCY UNREALIZED
                  PURCHASED/SOLD       DATE               AMOUNT         VALUE          GAIN/(LOSS)

JNL/Mellon Capital Management Global 15 Fund
                  GBP/USD           04/03/06               543 GBP       $  943            $ 2
                  HKD/USD           04/03/06               3,930 HKD        506              -

                                                                         $ 1,449           $ 2
JNL/Mellon Capital Management JNL 5 Fund
                  GBP/USD           04/03/06               1,186 GBP     $ 2,056           $ 4
                  GBP/USD           04/03/06              16,210 GBP       2,089             -

                                                                         $ 5,594           $ 4

JNL/Mellon Capital Management VIP Fund
                  DKK/USD           04/04/06               181 DKK        $   29           $ -
                  EUR/USD           04/04/06               236 EUR           236            (1)
                  GBP/USD           04/04/06               207 GBP           206            (1)

                                                                          $  471          $ (2)

FEDERAL INCOME TAX MATTERS:
As of March 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Cost and unrealized appreciation may differ for financial statement and tax purposes primarily because of the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.

                                                                                                                        NET
                                                                                   GROSS             GROSS          UNREALIZED
                                                                COST OF          UNREALIZED        UNREALIZED       APPRECIATION/
                                                              INVESTMENTS       APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------- ----------------- ----------------- ----------------- -----------------
---------------------------------------------------------- ----------------- ----------------- ----------------- -----------------
JNL/Mellon Capital Management Communications Sector Fund   $         48,967  $          3,069  $          (621)  $      2,448
JNL/Mellon Capital Management Consumer Brands Sector Fund            19,066             2,240           (1,316)           924
JNL/Mellon Capital Management Financial Sector Fund                  44,896             6,015           (1,037)         4,978
JNL/Mellon Capital Management Healthcare Sector Fund                 78,514             8,646           (5,660)         2,986
JNL/Mellon Capital Management JNL 5 Fund                          1,894,126           126,682          (29,673)        97,009
JNL/Mellon Capital Management Oil & Gas Sector Fund                 189,399            30,486           (2,443)        28,043
JNL/Mellon Capital Management Technology Sector Fund                 51,849             7,310           (3,943)         3,367
JNL/Mellon Capital Management VIP Fund                              294,362            20,879          (10,766)        10,113



Readers should review the annual or semi-annual report filed with the Securities
& Exchange Commission which contains additional information.


ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 22, 2006

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         ----------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    May 22, 2006

By:      /s/ Mark D. Nerud
         ----------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    May 22, 2006